UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-08342

Global Macro Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2016

Date of Reporting Period

Item 1. Reports to Stockholders

Global Macro Portfolio

April 30, 2016

Consolidated Portfolio of Investments (Unaudited)

Foreign Government Bonds — 78.0%

Security		Principal Amount (000’s omitted)	Value

Albania — 1.3%
Albania Government Bond, 8.80%, 10/23/25	ALL	480,800	$3,973,202
Albania Government Bond, 8.93%, 4/23/25	ALL	483,300	4,104,680
Republic of Albania, 5.75%, 11/12/20(1)	EUR	42,168	51,224,286

Total Albania			$59,302,168

Angola — 0.8%
Republic of Angola Via Northern Lights III BV, 7.00%, 8/16/19(1)	USD	34,702	$35,092,018

Total Angola			$35,092,018

Argentina — 1.5%
Republic of Argentina, 0.75%, 2/22/17	USD	7,960	$7,523,872
Republic of Argentina, 0.75%, 6/9/17	USD	8,370	7,799,082
Republic of Argentina, 0.75%, 9/21/17	USD	7,739	6,888,890
Republic of Argentina, 1.75%, 10/28/16	USD	7,627	7,374,546
Republic of Argentina, 2.40%, 3/18/18	USD	5,616	4,999,142
Republic of Argentina, 6.25%, 4/22/19(2)	USD	33,060	34,365,870

Total Argentina			$68,951,402

Armenia — 0.8%
Republic of Armenia, 7.15%, 3/26/25(1)	USD	37,014	$36,967,732

Total Armenia			$36,967,732

Bangladesh — 0.3%
Bangladesh Treasury Bond, 11.48%, 7/4/17	BDT	100,400	$1,372,472
Bangladesh Treasury Bond, 11.50%, 11/7/17	BDT	288,000	4,009,146
Bangladesh Treasury Bond, 11.52%, 12/5/17	BDT	139,900	1,955,159
Bangladesh Treasury Bond, 11.55%, 9/5/17	BDT	135,600	1,871,107
Bangladesh Treasury Bond, 11.72%, 7/2/18	BDT	151,800	2,187,596

Total Bangladesh			$11,395,480

Barbados — 0.6%
Barbados Government International Bond, 6.625%, 12/5/35(1)	USD	27,275	$22,501,875
Barbados Government International Bond, 6.625%, 12/5/35(2)	USD	3,291	2,715,075
Barbados Government International Bond, 7.00%, 8/4/22(2)	USD	2,200	2,184,600

Total Barbados			$27,401,550

Security		Principal Amount (000’s omitted)	Value

Belarus — 1.2%
Republic of Belarus, 8.95%, 1/26/18(1)	USD	50,850	$53,646,750

Total Belarus			$53,646,750

Brazil — 3.8%
Federative Republic of Brazil, 6.00%, 1/17/17	USD	22,145	$22,886,858
Letra do Tesouro Nacional, 0.00%, 4/1/17	BRL	569,000	147,403,137

Total Brazil			$170,289,995

Costa Rica — 0.1%
Titulo Propiedad UD, 1.00%, 1/12/22(3)	CRC	1,572,018	$2,346,296
Titulo Propiedad UD, 1.63%, 7/13/16(3)	CRC	175,250	322,054

Total Costa Rica			$2,668,350

Croatia — 5.3%
Croatia Government International Bond, 3.00%, 3/11/25(1)	EUR	31,377	$34,131,834
Croatia Government International Bond, 6.25%, 4/27/17(1)	USD	198,291	206,227,598

Total Croatia			$240,359,432

Cyprus — 1.5%
Republic of Cyprus, 3.875%, 5/6/22(1)	EUR	14,136	$16,465,648
Republic of Cyprus, 4.25%, 11/4/25(1)	EUR	14,000	16,482,772
Republic of Cyprus, 4.625%, 2/3/20(1)(2)	EUR	9,538	11,617,736
Republic of Cyprus, 4.75%, 6/25/19(1)	EUR	20,564	25,018,492

Total Cyprus			$69,584,648

Dominican Republic — 1.8%
Dominican Republic International Bond, 5.50%, 1/27/25(2)	USD	9,794	$9,806,243
Dominican Republic International Bond, 7.50%, 5/6/21(1)	USD	9,114	10,002,615
Dominican Republic International Bond, 8.625%, 4/20/27(1)	USD	12,249	14,300,707
Dominican Republic International Bond, 8.625%, 4/20/27(2)	USD	1,384	1,601,980
Dominican Republic International Bond, 10.40%, 5/10/19(1)	DOP	824,100	18,439,060
Dominican Republic International Bond, 13.50%, 8/4/17(1)	DOP	39,400	905,226
Dominican Republic International Bond, 14.00%, 6/8/18(1)	DOP	854,700	20,333,146
Dominican Republic International Bond, 16.00%, 2/10/17(1)	DOP	258,000	5,922,832

Total Dominican Republic			$81,311,809

16	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2016

Consolidated Portfolio of Investments (Unaudited) — continued

Security		Principal Amount (000’s omitted)	Value

Ecuador — 1.6%
Republic of Ecuador, 7.95%, 6/20/24(1)	USD	43,572	$38,016,570
Republic of Ecuador, 7.95%, 6/20/24(2)	USD	33,926	29,600,435
Republic of Ecuador, 10.50%, 3/24/20(2)	USD	3,199	3,039,050

Total Ecuador			$70,656,055

Egypt — 0.3%
Arab Republic of Egypt, 5.875%, 6/11/25(2)	USD	12,500	$11,250,000

Total Egypt			$11,250,000

Fiji — 0.9%
Republic of Fiji, 6.625%, 10/2/20(1)	USD	39,555	$39,035,841

Total Fiji			$39,035,841

Georgia — 0.2%
Georgia Treasury Bond, 10.50%, 2/5/25	GEL	1,155	$481,051
Georgia Treasury Bond, 10.75%, 7/9/17	GEL	825	377,554
Georgia Treasury Bond, 11.75%, 4/28/21	GEL	2,232	1,002,806
Georgia Treasury Bond, 13.375%, 3/10/18	GEL	10,230	4,908,101
Georgia Treasury Bond, 14.375%, 7/16/20	GEL	1,968	999,567

Total Georgia			$7,769,079

Germany — 0.4%
Bundesrepublik Deutschland, 3.50%, 7/4/19(1)	EUR	15,000	$19,339,249

Total Germany			$19,339,249

Honduras — 0.6%
Honduras Government International Bond, 7.50%, 3/15/24(1)	USD	5,163	$5,498,595
Honduras Government International Bond, 8.75%, 12/16/20(1)	USD	19,631	22,232,108

Total Honduras			$27,730,703

Iceland — 5.6%
Republic of Iceland, 5.875%, 5/11/22(1)	USD	100,000	$114,111,600
Republic of Iceland, 6.25%, 2/5/20	ISK	5,464,475	42,465,759
Republic of Iceland, 6.50%, 1/24/31	ISK	1,432,049	11,592,521
Republic of Iceland, 7.25%, 10/26/22	ISK	3,538,806	25,501,774
Republic of Iceland, 8.00%, 6/12/25	ISK	4,172,907	35,633,763
Republic of Iceland, 8.75%, 2/26/19	ISK	3,691,371	23,542,951

Total Iceland			$252,848,368

Security		Principal Amount (000’s omitted)	Value

India — 2.2%
India Government Bond, 7.16%, 5/20/23	INR	473,430	$6,960,484
India Government Bond, 8.15%, 11/24/26	INR	1,031,530	15,983,039
India Government Bond, 8.28%, 9/21/27	INR	963,780	15,063,171
India Government Bond, 8.40%, 7/28/24	INR	1,250,780	19,645,147
India Government Bond, 8.60%, 6/2/28	INR	733,330	11,744,004
India Government Bond, 8.83%, 11/25/23	INR	1,698,860	27,228,323

Total India			$96,624,168

Indonesia — 1.0%
Republic of Indonesia, 3.375%, 7/30/25(2)	EUR	40,119	$47,014,106

Total Indonesia			$47,014,106

Iraq — 2.1%
Republic of Iraq, 5.80%, 1/15/28(1)	USD	131,168	$93,785,120

Total Iraq			$93,785,120

Ivory Coast — 0.3%
Ivory Coast, 6.375%, 3/3/28(2)	USD	12,195	$11,615,738

Total Ivory Coast			$11,615,738

Japan — 2.3%
Japan Government CPI Linked Bond, 0.10%, 9/10/24(3)	JPY	4,693,350	$46,673,253
Japan Government CPI Linked Bond, 0.10%, 3/10/25(3)	JPY	5,628,227	56,005,088

Total Japan			$102,678,341

Kazakhstan — 2.2%
Kazakhstan Government International Bond, 5.125%, 7/21/25(2)	USD	86,787	$92,059,310
Kazakhstan Government International Bond, 6.50%, 7/21/45(2)	USD	7,565	8,287,662

Total Kazakhstan			$100,346,972

Kenya — 1.3%
Kenya Infrastructure Bond, 11.00%, 10/12/26	KES	528,100	$4,843,827
Kenya Treasury Bond, 11.855%, 5/22/17	KES	189,500	1,845,319
Republic of Kenya, 6.875%, 6/24/24(1)	USD	46,486	43,929,270
Republic of Kenya, 6.875%, 6/24/24(2)	USD	6,356	6,006,420

Total Kenya			$56,624,836

17	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2016

Consolidated Portfolio of Investments (Unaudited) — continued

Security		Principal Amount (000’s omitted)	Value

Lebanon — 0.5%
Lebanese Republic, 9.00%, 3/20/17	USD	2,800	$2,914,800
Lebanon Treasury Note, 5.84%, 9/1/16	LBP	2,825,820	1,881,325
Lebanon Treasury Note, 6.18%, 7/28/16	LBP	8,440,210	5,620,014
Lebanon Treasury Note, 6.18%, 12/29/16	LBP	8,677,630	5,793,644
Lebanon Treasury Note, 6.18%, 1/12/17	LBP	2,206,840	1,473,769
Lebanon Treasury Note, 6.18%, 1/26/17	LBP	9,298,200	6,210,128

Total Lebanon			$23,893,680

Macedonia — 2.1%
Republic of Macedonia, 3.975%, 7/24/21(1)	EUR	18,789	$20,822,881
Republic of Macedonia, 3.975%, 7/24/21(2)	EUR	57,150	63,336,401
Republic of Macedonia, 4.875%, 12/1/20(2)	EUR	9,255	10,675,650

Total Macedonia			$94,834,932

Mexico — 1.5%
Mexican Bonos, 5.75%, 3/5/26	MXN	1,135,391	$65,614,918

Total Mexico			$65,614,918

Mongolia — 1.9%
Mongolia International Bond, 4.125%, 1/5/18(1)	USD	36,527	$34,152,745
Mongolia International Bond, 4.125%, 1/5/18(2)	USD	1,684	1,574,540
Mongolia International Bond, 5.125%, 12/5/22(1)	USD	41,991	33,287,525
Mongolia International Bond, 5.125%, 12/5/22(2)	USD	3,545	2,810,228
Mongolia International Bond, 10.875%, 4/6/21(2)	USD	11,470	11,642,050

Total Mongolia			$83,467,088

New Zealand — 4.2%
New Zealand Government Bond, 2.00%, 9/20/25(1)(3)	NZD	114,845	$81,432,931
New Zealand Government Bond, 3.00%, 9/20/30(1)(3)	NZD	137,955	108,596,106

Total New Zealand			$190,029,037

Nigeria — 0.5%
Republic of Nigeria, 5.125%, 7/12/18(1)	USD	23,988	$23,875,256

Total Nigeria			$23,875,256

Pakistan — 0.1%
Islamic Republic of Pakistan, 6.875%, 6/1/17(1)	USD	6,390	$6,650,456

Total Pakistan			$6,650,456

Paraguay — 0.6%
Republic of Paraguay, 4.625%, 1/25/23(1)	USD	335	$344,213
Republic of Paraguay, 4.625%, 1/25/23(2)	USD	500	513,750

Security		Principal Amount (000’s omitted)	Value

Paraguay (continued)
Republic of Paraguay, 6.10%, 8/11/44(1)	USD	6,068	$6,219,700
Republic of Paraguay, 6.10%, 8/11/44(2)	USD	21,065	21,591,625

Total Paraguay			$28,669,288

Philippines — 0.9%
Republic of the Philippines, 6.25%, 1/14/36	PHP	1,649,000	$39,114,931

Total Philippines			$39,114,931

Romania — 0.0%(4)
Romania Government Bond, 6.125%, 1/22/44(1)	USD	500	$615,031

Total Romania			$615,031

Russia — 4.8%
Russia Government Bond, 6.40%, 5/27/20	RUB	7,734,341	$109,914,870
Russia Government Bond, 6.70%, 5/15/19	RUB	2,609,021	38,003,957
Russia Government Bond, 6.80%, 12/11/19(5)	RUB	1,387,049	20,022,244
Russia Government Bond, 7.50%, 2/27/19	RUB	946,480	14,071,716
Russia Government Bond, 7.60%, 4/14/21(5)	RUB	2,366,209	34,795,666

Total Russia			$216,808,453

Rwanda — 0.8%
Republic of Rwanda, 6.625%, 5/2/23(1)	USD	34,878	$34,274,611

Total Rwanda			$34,274,611

Serbia — 8.9%
Republic of Serbia, 5.25%, 11/21/17(1)	USD	149,982	$155,268,865
Republic of Serbia, 5.875%, 12/3/18(1)	USD	80,086	84,514,756
Serbia Treasury Bond, 4.50%, 6/2/17	EUR	8,700	10,332,931
Serbia Treasury Bond, 10.00%, 4/1/17	RSD	1,762,500	17,394,136
Serbia Treasury Bond, 10.00%, 5/8/17	RSD	2,515,020	24,939,669
Serbia Treasury Bond, 10.00%, 1/24/18	RSD	673,100	6,833,681
Serbia Treasury Bond, 10.00%, 3/2/18	RSD	362,710	3,694,627
Serbia Treasury Bond, 10.00%, 4/27/18	RSD	1,327,010	13,581,032
Serbia Treasury Bond, 10.00%, 6/5/21	RSD	2,160,420	23,113,606
Serbia Treasury Bond, 10.00%, 2/5/22	RSD	5,771,020	61,942,983

Total Serbia			$401,616,286

Slovenia — 1.8%
Republic of Slovenia, 5.50%, 10/26/22(1)	USD	16,570	$18,746,470
Republic of Slovenia, 5.85%, 5/10/23(2)	USD	55,629	64,341,892

Total Slovenia			$83,088,362

18	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2016

Consolidated Portfolio of Investments (Unaudited) — continued

Security		Principal Amount (000’s omitted)	Value

Sri Lanka — 1.8%
Republic of Sri Lanka, 5.875%, 7/25/22(1)	USD	5,397	$5,225,548
Republic of Sri Lanka, 6.25%, 10/4/20(1)	USD	3,237	3,306,644
Republic of Sri Lanka, 6.25%, 10/4/20(2)	USD	3,063	3,128,900
Republic of Sri Lanka, 6.25%, 7/27/21(1)	USD	4,070	4,100,334
Republic of Sri Lanka, 6.85%, 11/3/25(1)	USD	8,766	8,664,262
Sri Lanka Government Bond, 8.00%, 11/15/18	LKR	2,110,940	13,385,539
Sri Lanka Government Bond, 10.00%, 10/1/22	LKR	429,300	2,672,201
Sri Lanka Government Bond, 10.25%, 3/15/25	LKR	3,088,140	18,659,629
Sri Lanka Government Bond, 11.00%, 8/1/21	LKR	732,310	4,778,892
Sri Lanka Government Bond, 11.00%, 6/1/26	LKR	1,296,380	8,231,885
Sri Lanka Government Bond, 11.00%, 5/15/30	LKR	370,000	2,267,836
Sri Lanka Government Bond, 11.20%, 9/1/23	LKR	839,380	5,469,010
Sri Lanka Government Bond, 11.50%, 9/1/28	LKR	186,000	1,174,899

Total Sri Lanka			$81,065,579

Tanzania — 1.7%
United Republic of Tanzania, 6.892%, 3/9/20(1)(6)	USD	73,704	$74,993,893

Total Tanzania			$74,993,893

Thailand — 1.6%
Kingdom of Thailand, 1.25%, 3/12/28(1)(3)	THB	2,627,495	$71,633,118

Total Thailand			$71,633,118

Turkey — 2.0%
Turkey Government Bond, 6.75%, 4/3/18	USD	44,250	$47,810,443
Turkey Government Bond, 7.50%, 7/14/17	USD	40,000	42,682,400

Total Turkey			$90,492,843

Venezuela — 1.0%
Bolivarian Republic of Venezuela, 7.65%, 4/21/25(1)	USD	4,745	$1,749,719
Bolivarian Republic of Venezuela, 9.25%, 9/15/27	USD	70,810	30,536,812
Bolivarian Republic of Venezuela, 11.95%, 8/5/31(1)	USD	33,238	14,292,297

Total Venezuela			$46,578,828

Vietnam — 0.0%(4)
Vietnam Government Bond, 6.75%, 1/29/20(1)	USD	215	$240,323

Total Vietnam			$240,323

Zambia — 1.3%
Republic of Zambia, 5.375%, 9/20/22(1)	USD	15,885	$11,885,475
Republic of Zambia, 8.50%, 4/14/24(1)	USD	3,922	3,255,260
Republic of Zambia, 8.50%, 4/14/24(2)	USD	35,224	29,235,920

Security		Principal Amount (000’s omitted)	Value

Zambia (continued)
Republic of Zambia, 8.97%, 7/30/27(2)	USD	12,869	$10,681,270
Zambia Government Bond, 11.00%, 9/1/19	ZMW	44,500	3,102,179

Total Zambia			$58,160,104

Total Foreign Government Bonds (identified cost $3,485,731,509)			$3,510,006,927

Foreign Corporate Bonds — 2.0%

Security		Principal Amount (000’s omitted)	Value

Azerbaijan — 0.2%
International Bank of Azerbaijan OJSC Via Rubrika Finance Co., Ltd., 6.17%, 5/10/17(1)(6)	USD	9,500	$9,012,650

Total Azerbaijan			$9,012,650

Bermuda — 0.0%(4)
Tar Heel Re, Ltd., 8.709%, 5/9/16(2)(6)(7)	USD	1,550	$1,555,657

Total Bermuda			$1,555,657

Cayman Islands — 0.0%(4)
Longpoint Re, Ltd. III, 4.409%, 5/18/16(2)(6)(7)	USD	1,000	$1,001,325

Total Cayman Islands			$1,001,325

Georgia — 0.7%
Bank of Georgia JSC, 7.75%, 7/5/17(1)	USD	23,416	$24,516,318
Georgian Oil and Gas Corp. JSC, 6.75%, 4/26/21(1)	USD	5,130	5,155,650

Total Georgia			$29,671,968

India — 0.4%
Export-Import Bank of India, 8.15%, 3/5/25	INR	135,000	$2,013,347
Export-Import Bank of India, 8.87%, 10/30/29	INR	245,000	3,911,309
Food Corp. of India, 9.95%, 3/7/22	INR	100,000	1,630,554
Mahanagar Telephone Nigam, Ltd., 8.24%, 11/19/24	INR	137,000	2,090,526
Mahanagar Telephone Nigam, Ltd., 8.29%, 11/28/24	INR	167,000	2,557,494
National Hydroelectric PC, Ltd., 8.85%, 2/11/26	INR	35,000	551,655
NTPC, Ltd., 9.17%, 9/22/24	INR	125,000	2,010,194
Power Finance Corp., Ltd, 8.39%, 4/19/25	INR	150,000	2,294,641
Power Grid Corp. of India, Ltd., 8.93%, 10/20/24	INR	85,000	1,330,753

Total India			$18,390,473

19	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2016

Consolidated Portfolio of Investments (Unaudited) — continued

Security		Principal Amount (000’s omitted)	Value

Mongolia — 0.3%
Development Bank of Mongolia, LLC, 5.75%, 3/21/17(1)	USD	13,917	$13,656,056

Total Mongolia			$13,656,056

Russia — 0.4%
Gazprom OAO Via Gaz Capital SA, 3.755%, 3/15/17(1)	EUR	10,618	$12,378,962
Sberbank of Russia Via SB Capital SA, 5.40%, 3/24/17(1)	USD	2,892	2,971,414

Total Russia			$15,350,376

Total Foreign Corporate Bonds (identified cost $87,911,529)			$88,638,505

Sovereign Loans — 2.0%

Borrower		Principal Amount (000’s omitted)	Value

Ethiopia — 0.3%
Ethiopian Railways Corporation (Federal Democratic Republic of Ethiopia guaranteed), Term Loan, 4.61%, Maturing August 1, 2021(8)(9)(10)		$15,600	$14,597,863

Total Ethiopia			$14,597,863

Kenya — 0.4%
Government of Kenya, Term Loan, 5.95%, Maturing October 28, 2017(9)		$17,030	$17,030,000

Total Kenya			$17,030,000

Macedonia — 0.3%
Republic of Macedonia, Term Loan, 2.70%, Maturing December 10, 2022(10)(11)(12)	EUR	11,000	$12,404,143

Total Macedonia			$12,404,143

Pakistan — 0.8%
Islamic Republic of Pakistan, Term Loan, 3.44%, Maturing October 1, 2017(10)		$35,000	$34,273,630

Total Pakistan			$34,273,630

Borrower	Principal Amount (000’s omitted)	Value

Suriname — 0.2%
Republic of Suriname, Term Loan, 8.75%, Maturing September 30, 2017(8)(10)	$9,575	$9,771,264

Total Suriname		$9,771,264

Total Sovereign Loans (identified cost $86,915,093)		$88,076,900

Debt Obligations — United States — 9.1%

Corporate Bonds & Notes — 0.0%(4)

Security	Principal Amount	Value
Eaton Corp., 8.875%, 6/15/19	$500,000	$588,648

Total Corporate Bonds & Notes (identified cost $513,165)		$588,648

Collateralized Mortgage Obligations — 0.9%

Security	Principal Amount	Value
Federal Home Loan Mortgage Corp.:
Series 4, Class D, 8.00%, 12/25/22	$116,494	$131,545
Series 1548, Class Z, 7.00%, 7/15/23	113,760	128,940
Series 1650, Class K, 6.50%, 1/15/24	664,569	744,431
Series 1817, Class Z, 6.50%, 2/15/26	102,850	116,936
Series 1927, Class ZA, 6.50%, 1/15/27	375,645	427,655
Series 2127, Class PG, 6.25%, 2/15/29	548,118	609,841
Series 2344, Class ZD, 6.50%, 8/15/31	743,518	872,691
Series 2458, Class ZB, 7.00%, 6/15/32	1,335,154	1,596,164

		$4,628,203

Federal National Mortgage Association:
Series 1992-180, Class F, 1.589%, 10/25/22(6)	$432,197	$439,185
Series 1993-16, Class Z, 7.50%, 2/25/23	424,878	479,573
Series 1993-79, Class PL, 7.00%, 6/25/23	263,938	297,805
Series 1993-104, Class ZB, 6.50%, 7/25/23	100,302	109,572
Series 1993-121, Class Z, 7.00%, 7/25/23	1,613,299	1,812,484
Series 1993-141, Class Z, 7.00%, 8/25/23	320,555	363,010
Series 1994-42, Class ZQ, 7.00%, 4/25/24	1,977,699	2,235,808
Series 1994-79, Class Z, 7.00%, 4/25/24	406,967	459,391
Series 1994-89, Class ZQ, 8.00%, 7/25/24	301,670	349,644
Series 1996-35, Class Z, 7.00%, 7/25/26	97,192	112,971
Series 1998-16, Class H, 7.00%, 4/18/28	348,891	400,709
Series 1998-44, Class ZA, 6.50%, 7/20/28	567,477	649,378
Series 1999-25, Class Z, 6.00%, 6/25/29	615,633	701,126
Series 2000-2, Class ZE, 7.50%, 2/25/30	144,607	172,182

20	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2016

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount	Value

Federal National Mortgage Association: (continued)
Series 2000-49, Class A, 8.00%, 3/18/27	$423,680	$495,243
Series 2001-31, Class ZA, 6.00%, 7/25/31	4,487,422	5,116,731
Series 2001-37, Class GA, 8.00%, 7/25/16	375	375
Series 2001-74, Class QE, 6.00%, 12/25/31	1,290,470	1,468,486
Series 2009-48, Class WA, 5.835%, 7/25/39(13)	5,425,345	6,107,669
Series 2011-38, Class SA, 12.184%, 5/25/41(14)	6,377,273	7,798,651
Series G48, Class Z, 7.10%, 12/25/21	344,268	377,534
Series G92-60, Class Z, 7.00%, 10/25/22	635,203	695,348
Series G93-1, Class K, 6.675%, 1/25/23	563,012	620,146
Series G93-31, Class PN, 7.00%, 9/25/23	1,747,146	1,957,033
Series G93-41, Class ZQ, 7.00%, 12/25/23	3,370,211	3,777,821
Series G94-7, Class PJ, 7.50%, 5/17/24	574,002	662,324

		$37,660,199

Government National Mortgage Association:
Series 2001-35, Class K, 6.45%, 10/26/23	$131,184	$144,879

		$144,879

Total Collateralized Mortgage Obligations (identified cost $38,660,019)		$42,433,281

Mortgage Pass-Throughs — 8.2%

Security	Principal Amount	Value
Federal Home Loan Mortgage Corp.:
2.635%, with maturity at 2036(15)	$3,554,642	$3,763,637
2.873%, with maturity at 2035(15)	3,102,238	3,250,950
3.022%, with maturity at 2023(15)	94,112	97,331
3.319%, with maturity at 2029(15)	373,613	375,917
4.395%, with maturity at 2030(15)	668,559	719,897
4.50%, with maturity at 2035	517,449	562,492
6.00%, with various maturities to 2035	21,755,292	25,032,460
6.50%, with various maturities to 2036(16)	22,976,404	26,725,673
6.60%, with maturity at 2030	1,395,974	1,658,780
7.00%, with various maturities to 2036	23,267,910	27,633,060
7.31%, with maturity at 2026	76,922	90,259
7.50%, with various maturities to 2035	13,473,675	15,884,698
7.95%, with maturity at 2022	200,391	223,185
8.00%, with various maturities to 2034	5,459,020	6,545,164
8.15%, with maturity at 2021	44,855	49,008
8.30%, with maturity at 2021	12,876	14,011
8.47%, with maturity at 2018	29,203	30,473
8.50%, with various maturities to 2028	423,050	496,585
9.00%, with various maturities to 2027	676,246	761,172
9.50%, with maturity at 2027	94,574	106,204
10.00%, with various maturities to 2020	163,492	175,078
10.50%, with maturity at 2021	84,796	89,272

		$114,285,306

Security	Principal Amount	Value

Federal National Mortgage Association:
1.905%, with various maturities to 2033(15)(16)	$11,326,457	$11,569,239
1.912%, with maturity at 2038(15)	802,295	821,344
1.914%, with various maturities to 2035(15)	14,845,834	15,189,585
1.917%, with maturity at 2027(15)	196,586	200,183
1.92%, with maturity at 2022(15)	941,937	954,491
1.99%, with maturity at 2035(15)	2,954,386	3,016,538
2.064%, with maturity at 2025(15)	804,350	822,159
2.264%, with maturity at 2024(15)	409,894	420,592
2.493%, with maturity at 2028(15)	187,579	195,262
2.788%, with maturity at 2023(15)	62,492	63,651
3.622%, with maturity at 2034(15)	1,827,122	1,960,584
3.707%, with maturity at 2035(15)	5,703,059	6,108,547
3.849%, with maturity at 2035(15)	4,795,010	5,163,210
5.50%, with maturity at 2020	293,820	307,366
6.00%, with various maturities to 2038(16)	72,635,879	83,943,150
6.318%, with maturity at 2032(15)	1,855,451	2,043,255
6.50%, with various maturities to 2038	24,204,908	28,076,059
7.00%, with various maturities to 2037	25,830,802	30,756,841
7.267%, with maturity at 2025(15)	51,540	54,810
7.50%, with various maturities to 2035	22,409,964	26,693,925
8.00%, with various maturities to 2034	3,134,796	3,698,870
8.50%, with various maturities to 2037	5,751,061	7,125,990
9.00%, with various maturities to 2032	1,218,602	1,402,330
9.103%, with maturity at 2028(13)	56,372	59,996
9.50%, with various maturities to 2031	1,054,975	1,227,402
9.883%, with maturity at 2027(13)	86,466	94,541
10.50%, with maturity at 2029	130,498	151,718
11.50%, with maturity at 2031	184,188	229,314

		$232,350,952

Government National Mortgage Association:
2.00%, with maturity at 2024(15)	$319,808	$326,803
6.00%, with maturity at 2032	8,750,468	10,119,615
6.50%, with various maturities to 2032	925,997	1,068,760
7.00%, with various maturities to 2031	1,399,176	1,653,452
7.50%, with various maturities to 2032	3,366,513	3,897,883
7.75%, with maturity at 2019	17,549	19,151
8.00%, with various maturities to 2034	3,266,543	3,909,828
8.30%, with maturity at 2020	9,031	9,787
8.50%, with various maturities to 2021	115,887	121,280
9.00%, with various maturities to 2025	115,293	131,637
9.50%, with various maturities to 2026	639,308	752,866

		$22,011,062

Total Mortgage Pass-Throughs (identified cost $351,257,284)		$368,647,320

21	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2016

Consolidated Portfolio of Investments (Unaudited) — continued

U.S. Treasury Obligations — 0.0%(4)

Security	Principal Amount	Value

U.S. Treasury Bond, 7.875%, 2/15/21(16)	$1,500,000	$1,960,899

Total U.S. Treasury Obligations (identified cost $1,634,251)		$1,960,899

Total Debt Obligations—United States (identified cost $392,064,719)		$413,630,148

Common Stocks — 1.3%

Security	Shares	Value

Iceland — 0.6%
Eimskipafelag Islands HF	1,914,942	$3,720,996
Hagar HF	9,886,040	3,882,429
HB Grandi HF	10,963,411	3,193,270
Icelandair Group HF	16,388,718	4,827,113
Marel HF	2,468,389	5,170,036
Reitir Fasteignafelag HF(17)	5,334,705	3,775,430

Total Iceland		$24,569,274

Romania — 0.0%(4)
BRD-Groupe Societe Generale SA	47,492	$112,154
Societatea Nationala Nuclearelectrica SA	193,136	251,470
Transelectrica SA	8,706	65,650
Transgaz SA Medias	10,077	685,169

Total Romania		$1,114,443

Singapore — 0.3%
Yoma Strategic Holdings, Ltd.(17)	36,888,000	$14,748,891

Total Singapore		$14,748,891

Vietnam — 0.4%
Bank for Foreign Trade of Vietnam JSC	627,400	$1,293,457
Bank for Investment and Development of Vietnam JSC	468,816	367,534
Bao Viet Holdings	156,900	427,892
Danang Rubber JSC	52,800	109,960
HA TIEN 1 Cement JSC(17)	183,000	225,540
Hoa Phat Group JSC	420,600	631,516
Hoa Sen Group	53,820	113,480
KIDO Group Corp.	373,100	439,943
Kinh Bac City Development Share Holding Corp.(17)	513,300	317,464
Masan Group Corp.(17)	636,000	1,994,485
PetroVietnam Drilling & Well Services JSC	236,785	258,587
PetroVietnam Fertilizer & Chemical JSC	385,500	509,644
PetroVietnam Gas JSC	165,200	377,791

Security	Shares	Value

Vietnam (continued)
PetroVietnam Technical Services Corp.	628,300	$484,086
Pha Lai Thermal Power JSC	219,100	175,756
Saigon - Hanoi Commercial Joint Stock Bank(17)	829,250	241,560
Saigon Securities, Inc.(17)	668,470	641,191
Saigon Thuong Tin Commercial Joint Stock Bank(17)	1,482,405	683,894
Tan Tao Investment & Industry JSC(17)	1,064,400	219,392
Vietnam Construction and Import-Export JSC	311,100	145,009
Vietnam Dairy Products JSC	379,700	2,364,107
Vietnam Joint Stock Commercial Bank for Industry and Trade	148,700	110,558
Vingroup JSC(17)	1,548,356	3,645,018

Total Vietnam		$15,777,864

Total Common Stocks (identified cost $56,779,162)		$56,210,472

Investment Funds — 0.2%

Security	Shares	Value

Romania — 0.2%
Fondul Proprietatea SA	45,460,084	$8,691,527

Total Investment Funds (identified cost $11,230,030)		$8,691,527

Precious Metals — 0.6%

Description	Troy Ounces	Value
Platinum(17)	24,986	$26,862,643

Total Precious Metals (identified cost $43,799,986)		$26,862,643

Currency Options Purchased — 0.4%

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value

Call SEK/Put EUR	Goldman Sachs International	SEK	1,567,674	SEK	9.00	9/7/16	$1,640,690
Put CNH/Call USD	Citibank, N.A.	CNH	200,470	CNH	6.34	6/7/16	755,935
Put CNH/Call USD	Deutsche Bank AG	CNH	193,028	CNH	6.40	7/27/16	625,424

22	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2016

Consolidated Portfolio of Investments (Unaudited) — continued

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value

Put CNH/Call USD	Standard Chartered Bank	CNH	247,917	CNH	6.34	6/7/16	$934,848
Put CNH/Call USD	Standard Chartered Bank	CNH	219,193	CNH	6.39	7/27/16	725,502
Put CNH/Call USD	Standard Chartered Bank	CNH	235,074	CNH	6.47	6/15/17	1,652,480
Put CNH/Call USD	Standard Chartered Bank	CNH	219,051	CNH	6.47	6/15/17	1,545,809
Put EUR/Call USD	Deutsche Bank AG	EUR	63,991	USD	1.10	11/1/16	902,540
Put EUR/Call USD	Deutsche Bank AG	EUR	59,288	USD	1.18	11/1/16	2,768,457
Put EUR/Call USD	Deutsche Bank AG	EUR	54,839	USD	1.28	11/1/16	6,877,821
Put EUR/Call USD	Goldman Sachs International	EUR	85,109	USD	1.10	7/15/16	551,328
Put RUB/Call USD	Bank of America, N.A.	RUB	2,020,590	RUB	110.00	11/3/16	78,711
Put RUB/Call USD	Deutsche Bank AG	RUB	2,428,690	RUB	110.00	11/16/16	100,040
Put RUB/Call USD	Goldman Sachs International	RUB	2,110,680	RUB	110.00	11/4/16	82,681
Put RUB/Call USD	Goldman Sachs International	RUB	1,820,390	RUB	110.00	11/4/16	71,310

Total Currency Options Purchased (identified cost $20,920,655)							$19,313,576

Call Options Purchased — 0.2%

Description	Counterparty	Number of Contracts	Strike Price		Expiration Date	Value

Nikkei 225 Index	Goldman Sachs International	947	JPY	20,000.00	6/10/16	$19,068
Nikkei 225 Index	Goldman Sachs International	605	JPY	21,000.00	3/12/21	7,113,403
WTI Crude Oil Futures 12/2016	Not Applicable	884	USD	75.00	11/16/16	291,720

Total Call Options Purchased (identified cost $8,135,567)						$7,424,191

Short-Term Investments — 6.5%

Foreign Government Securities — 1.3%

Security		Principal Amount (000’s omitted)	Value

Iceland — 0.4%
Iceland Treasury Bill, 0.00%, 5/17/16	ISK	169,705	$1,003,442
Iceland Treasury Bill, 0.00%, 6/15/16	ISK	206,676	1,219,728
Iceland Treasury Bill, 0.00%, 7/15/16	ISK	700,552	4,130,032
Iceland Treasury Bill, 0.00%, 10/17/16	ISK	1,713,093	10,090,999

Total Iceland			$16,444,201

Lebanon — 0.9%
Lebanon Treasury Bill, 0.00%, 5/5/16	LBP	5,067,040	$3,360,840
Lebanon Treasury Bill, 0.00%, 5/19/16	LBP	8,867,310	5,871,464
Lebanon Treasury Bill, 0.00%, 5/26/16	LBP	2,421,360	1,602,092
Lebanon Treasury Bill, 0.00%, 6/2/16	LBP	3,089,640	2,042,415
Lebanon Treasury Bill, 0.00%, 6/23/16	LBP	2,397,630	1,581,142
Lebanon Treasury Bill, 0.00%, 7/28/16	LBP	5,044,890	3,313,018
Lebanon Treasury Bill, 0.00%, 9/22/16	LBP	5,102,670	3,328,961
Lebanon Treasury Bill, 0.00%, 10/6/16	LBP	5,651,920	3,674,918
Lebanon Treasury Bill, 0.00%, 10/20/16	LBP	8,085,160	5,245,765
Lebanon Treasury Bill, 0.00%, 12/1/16	LBP	5,396,240	3,479,857
Lebanon Treasury Bill, 0.00%, 12/15/16	LBP	8,783,730	5,653,559
Lebanon Treasury Bill, 0.00%, 1/19/17	LBP	527,010	337,509
Lebanon Treasury Bill, 0.00%, 2/2/17	LBP	1,108,210	708,326

Total Lebanon			$40,199,866

Total Foreign Government Securities (identified cost $56,266,065)			$56,644,067

U.S. Treasury Obligations — 1.7%

Security	Principal Amount (000’s omitted)	Value

U.S. Treasury Bill, 0.00%, 5/12/16(16)	$18,900	$18,899,244
U.S. Treasury Bill, 0.00%, 6/16/16(16)	40,000	39,993,040
U.S. Treasury Bill, 0.00%, 9/22/16(16)	16,000	15,982,416

Total U.S. Treasury Obligations (identified cost $74,844,563)		$74,874,700

23	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2016

Consolidated Portfolio of Investments (Unaudited) — continued

Repurchase Agreements — 0.7%

Description		Principal Amount (000’s omitted)	Value

Bank of America, N.A.:
Dated 4/12/16 with a maturity date of 5/13/16, an interest rate of 0.60% payable by the Portfolio and repurchase proceeds of EUR 18,340,631, collateralized by EUR 15,000,000 Spain Government Bond 4.60%, due 7/30/19 and a market value, including accrued interest, of $20,261,287.	EUR	18,350	$21,011,103
JPMorgan Chase Bank, N.A.:
Dated 4/29/16 with a maturity date of 5/11/16, an interest rate of 10.75% and repurchase proceeds of RUB 567,631,232, collateralized by RUB 590,000,000 Russia Government Bond 7.05%, due 1/19/28 and a market value, including accrued interest, of $8,204,739.	RUB	566,447	8,745,180
Dated 4/29/16 with a maturity date of 5/11/16, an interest rate of 10.75% and repurchase proceeds of RUB 162,675,728, collateralized by RUB 170,000,000 Russia Government Bond 7.05%, due 1/19/28 and a market value, including accrued interest, of $2,364,077.	RUB	162,336	2,506,255

Total Repurchase Agreements (identified cost $32,154,257)			$32,262,538

Other — 2.8%

Description		Interest (000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.53%(18)		$128,201	$128,200,791

Total Other (identified cost $128,200,791)			$128,200,791

Total Short-Term Investments (identified cost $291,465,676)			$291,982,096

Total Investments — 100.3% (identified cost $4,484,953,926)			$4,510,836,985

Less Unfunded Loan Commitments — (0.3)%			$(11,198,966)

Net Investments — 100.0% (identified cost $4,473,754,960)			$4,499,638,019

Currency Options Written — (0.3)%

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value

Put CNH/Call USD	Goldman Sachs International	CNH	193,028	CNH	6.40	7/27/16	$(625,424)
Put CNH/Call USD	Standard Chartered Bank	CNH	247,917	CNH	6.34	6/7/16	(934,848)
Put CNH/Call USD	Standard Chartered Bank	CNH	219,193	CNH	6.39	7/27/16	(725,502)
Put EUR/Call USD	Citibank, N.A.	EUR	63,991	USD	1.10	11/1/16	(902,540)
Put EUR/Call USD	Deutsche Bank AG	EUR	59,288	USD	1.18	11/1/16	(2,768,457)
Put EUR/Call USD	Deutsche Bank AG	EUR	54,839	USD	1.28	11/1/16	(6,877,821)

Total Currency Options Written (premiums received $20,175,213)							$(12,834,592)

Securities Sold Short — (0.4)%

Foreign Government Bonds — (0.4)%

Security		Principal Amount (000’s omitted)	Value

Spain — (0.4)%
Spain Government Bond, 4.60%, 7/30/19	EUR	(15,000)	$(19,663,853)

Total Spain			$(19,663,853)

Total Foreign Government Bonds (proceeds $20,109,381)			$(19,663,853)

Total Securities Sold Short (proceeds $20,109,381)			$(19,663,853)

Other Assets, Less Liabilities — 0.7%			$30,749,050

Net Assets — 100.0%			$4,497,888,624

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

(1)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction

24	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2016

Consolidated Portfolio of Investments (Unaudited) — continued

not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2016, the aggregate value of these securities is $1,831,068,149 or 40.7% of the Portfolio’s net assets.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2016, the aggregate value of these securities is $493,253,433 or 11.0% of the Portfolio’s net assets.

(3)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(4)	Amount is less than 0.05%.

(5)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.

(6)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2016.

(7)	Event-linked bond, also known as a catastrophe bond, whose payment of principal is contingent on the non-occurrence of a defined trigger event which may include hurricanes, earthquakes or other weather-related phenomena.

(8)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.
(9)	Variable interest rate that updates semiannually based on changes to the London Interbank Offered Rate (LIBOR). The stated interest rate represents the rate in effect at April 30, 2016.

(10)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 9).
(11)	Unfunded or partially unfunded loan commitments. See Note 1G for description.

(12)	Variable interest rate that updates semiannually based on changes to the Euro Interbank Offered Rate (Euribor). The stated interest rate represents a weighted average rate at April 30, 2016.

(13)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at April 30, 2016.

(14)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at April 30, 2016.

(15)	Adjustable rate mortgage security. Rate shown is the rate at April 30, 2016.

(16)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts and/or securities sold short.

(17)	Non-income producing.

(18)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2016.

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

EUR	9,366,220	RON	41,895,100	BNP Paribas	5/3/16	$16,781	$—
EUR	7,010,775	RON	31,362,000	BNP Paribas	5/3/16	11,844	—
RON	63,658,000	EUR	14,220,802	BNP Paribas	5/3/16	—	(13,120)
RON	9,599,100	EUR	2,144,859	Deutsche Bank AG	5/3/16	—	(2,527)
THB	197,533,000	USD	5,624,516	Deutsche Bank AG	5/3/16	30,594	—
THB	231,646,000	USD	6,597,721	Standard Chartered Bank	5/3/16	33,999	—
USD	900,750	THB	32,406,000	Deutsche Bank AG	5/3/16	—	(26,992)
USD	4,545,822	THB	165,127,000	Deutsche Bank AG	5/3/16	—	(181,547)
USD	1,691,933	THB	60,825,000	Standard Chartered Bank	5/3/16	—	(49,407)
USD	4,711,004	THB	170,821,000	Standard Chartered Bank	5/3/16	—	(179,377)
USD	27,682,882	ZAR	441,076,891	Standard Chartered Bank	5/3/16	—	(3,301,955)
ZAR	441,076,891	USD	30,611,208	Standard Chartered Bank	5/3/16	373,629	—
EUR	48,064,091	HUF	15,032,525,000	Bank of America, N.A.	5/4/16	—	(138,732)
EUR	45,910,851	HUF	14,355,405,000	JPMorgan Chase Bank, N.A.	5/4/16	—	(119,035)
EUR	10,834,677	USD	12,403,538	Deutsche Bank AG	5/4/16	3,069	—
HUF	15,032,525,000	EUR	48,736,485	Bank of America, N.A.	5/4/16	—	(631,215)
HUF	806,870,000	EUR	2,619,878	JPMorgan Chase Bank, N.A.	5/4/16	—	(38,403)
HUF	13,548,535,000	EUR	43,521,040	JPMorgan Chase Bank, N.A.	5/4/16	—	(106,007)
USD	12,098,000	EUR	10,834,677	Deutsche Bank AG	5/4/16	—	(308,607)
AUD	49,038,000	USD	37,436,590	Standard Chartered Bank	5/5/16	—	(153,635)
EUR	42,735,578	HUF	13,343,650,000	Citibank, N.A.	5/5/16	—	(39,282)
EUR	42,462,093	HUF	13,259,850,000	Deutsche Bank AG	5/5/16	—	(44,876)
HUF	4,732,136,496	EUR	15,144,291	Citibank, N.A.	5/5/16	26,844	—
HUF	4,585,302,226	EUR	14,757,973	Citibank, N.A.	5/5/16	—	(69,717)
HUF	4,026,211,278	EUR	13,048,919	Citibank, N.A.	5/5/16	—	(164,737)
HUF	13,088,720	EUR	41,929	Deutsche Bank AG	5/5/16	27	—

25	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2016

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
HUF	13,246,761,280	EUR	42,932,300	Deutsche Bank AG	5/5/16	$—	$(541,608)
USD	34,650,741	AUD	49,038,000	Standard Chartered Bank	5/5/16	—	(2,632,213)
AUD	70,336,409	USD	53,713,805	Australia and New Zealand Banking Group Limited	5/9/16	—	(246,789)
INR	1,664,510,000	USD	24,579,297	Bank of America, N.A.	5/9/16	479,251	—
INR	571,790,000	USD	8,440,951	BNP Paribas	5/9/16	167,124	—
INR	1,489,341,000	USD	21,908,517	Nomura International PLC	5/9/16	512,930	—
USD	50,636,236	AUD	70,336,409	Australia and New Zealand Banking Group Limited	5/9/16	—	(2,830,780)
USD	1,235,531	EUR	1,083,460	Morgan Stanley & Co. International PLC	5/9/16	—	(5,299)
USD	77,563,254	INR	5,322,119,000	BNP Paribas	5/9/16	—	(2,559,169)
USD	5,972,120	THB	214,638,000	Standard Chartered Bank	5/9/16	—	(172,118)
USD	980,865	GEL	2,256,332	Bank of Georgia	5/10/16	—	(31,927)
USD	15,207,715	NZD	22,766,892	Standard Chartered Bank	5/10/16	—	(683,118)
USD	10,063,573	THB	362,188,000	Deutsche Bank AG	5/10/16	—	(304,248)
OMR	10,079,000	USD	26,044,601	BNP Paribas	5/11/16	129,351	—
USD	24,035,352	EUR	21,180,534	JPMorgan Chase Bank, N.A.	5/11/16	—	(222,995)
USD	25,976,804	OMR	10,079,000	BNP Paribas	5/11/16	—	(197,148)
USD	94,888,353	RUB	6,801,122,689	Credit Suisse International	5/11/16	—	(9,882,846)
IDR	78,164,125,000	USD	5,713,752	Goldman Sachs International	5/12/16	203,781	—
IDR	157,092,802,000	USD	11,479,196	JPMorgan Chase Bank, N.A.	5/12/16	413,752	—
IDR	153,454,403,000	USD	11,229,740	BNP Paribas	5/16/16	379,592	—
IDR	77,971,495,000	USD	5,714,291	Goldman Sachs International	5/16/16	184,511	—
IDR	153,454,402,000	USD	11,235,496	Standard Chartered Bank	5/16/16	373,836	—
USD	14,339,254	NZD	21,474,114	BNP Paribas	5/16/16	—	(644,410)
USD	8,526,041	NZD	12,894,233	Citibank, N.A.	5/16/16	—	(470,971)
USD	11,465,359	NZD	17,221,976	Citibank, N.A.	5/16/16	—	(551,356)
USD	45,343,054	NZD	68,225,055	Deutsche Bank AG	5/16/16	—	(2,261,298)
USD	8,087,603	THB	293,580,000	Deutsche Bank AG	5/16/16	—	(315,106)
USD	1,532,791	THB	55,579,000	JPMorgan Chase Bank, N.A.	5/16/16	—	(57,965)
RON	9,220,540	USD	2,314,784	Standard Chartered Bank	5/18/16	42,135	—
RON	8,744,093	USD	2,200,356	Standard Chartered Bank	5/18/16	34,776	—
RON	9,808,505	USD	2,473,465	Standard Chartered Bank	5/18/16	33,748	—
RON	4,831,950	USD	1,219,373	Standard Chartered Bank	5/18/16	15,752	—
RON	12,711,853	USD	3,235,262	Standard Chartered Bank	5/18/16	14,093	—
TRY	71,700,000	USD	25,273,176	Standard Chartered Bank	5/18/16	242,396	—
USD	20,119,659	RON	80,448,458	BNP Paribas	5/18/16	—	(444,268)
USD	23,596,393	TRY	71,700,000	Standard Chartered Bank	5/18/16	—	(1,919,179)
MXN	33,005,178	USD	1,862,649	BNP Paribas	5/19/16	52,740	—
MXN	665,415,000	USD	35,262,182	JPMorgan Chase Bank, N.A.	5/19/16	3,353,847	—
USD	39,990,391	MXN	698,420,178	JPMorgan Chase Bank, N.A.	5/19/16	—	(541,028)
USD	10,511,350	NZD	15,619,460	JPMorgan Chase Bank, N.A.	5/19/16	—	(385,444)
USD	14,564,750	NZD	22,288,835	JPMorgan Chase Bank, N.A.	5/19/16	—	(984,880)
USD	925,913	GEL	2,085,433	Bank of Georgia	5/23/16	—	(7,962)
USD	7,682,605	PEN	26,190,000	BNP Paribas	5/23/16	—	(273,070)
USD	7,682,913	PEN	26,168,000	JPMorgan Chase Bank, N.A.	5/23/16	—	(266,080)

26	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2016

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	38,447,631	PHP	1,850,100,000	Bank of America, N.A.	5/23/16	$—	$(864,394)
IDR	66,126,493,000	USD	4,847,983	BNP Paribas	5/25/16	146,805	—
IDR	200,789,242,000	USD	14,720,619	Goldman Sachs International	5/25/16	445,766	—
IDR	34,065,165,000	USD	2,498,179	JPMorgan Chase Bank, N.A.	5/25/16	74,894	—
JPY	4,450,604,000	USD	36,478,268	Goldman Sachs International	5/25/16	5,368,258	—
JPY	4,362,383,000	USD	35,763,394	Standard Chartered Bank	5/25/16	5,253,640	—
USD	893,150	EUR	798,861	Deutsche Bank AG	5/25/16	—	(22,164)
USD	830,441	EUR	744,543	Deutsche Bank AG	5/25/16	—	(22,637)
USD	44,080,034	EUR	39,620,366	Deutsche Bank AG	5/25/16	—	(1,315,952)
USD	482,817	GEL	1,084,551	Bank of Georgia	5/25/16	—	(2,679)
USD	36,373,030	JPY	4,450,604,000	Goldman Sachs International	5/25/16	—	(5,473,496)
USD	35,672,443	JPY	4,362,383,000	Standard Chartered Bank	5/25/16	—	(5,344,591)
OMR	9,697,750	USD	25,084,713	Standard Chartered Bank	5/26/16	91,823	—
USD	5,873,199	JPY	662,960,777	Standard Chartered Bank	5/26/16	—	(360,394)
USD	9,939,000	JPY	1,125,949,501	Standard Chartered Bank	5/26/16	—	(647,917)
USD	11,771,820	JPY	1,327,296,280	Standard Chartered Bank	5/26/16	—	(708,291)
USD	14,740,140	JPY	1,658,693,253	Standard Chartered Bank	5/26/16	—	(855,983)
USD	27,349,988	JPY	3,047,964,689	Standard Chartered Bank	5/26/16	—	(1,308,979)
USD	26,648,449	JPY	2,995,418,928	Standard Chartered Bank	5/26/16	—	(1,516,448)
USD	25,000,000	OMR	9,697,750	Standard Chartered Bank	5/26/16	—	(176,536)
USD	91,964,264	GBP	63,936,000	Goldman Sachs International	6/1/16	—	(1,461,931)
USD	1,121,409	EUR	997,884	Goldman Sachs International	6/2/16	—	(22,203)
USD	1,350,330	EUR	1,222,223	Goldman Sachs International	6/2/16	—	(50,383)
USD	96,286,672	EUR	87,151,851	Goldman Sachs International	6/2/16	—	(3,592,614)
USD	991,845	GEL	2,231,850	Bank of Georgia	6/3/16	—	(5,607)
EUR	2,905,890	USD	3,277,205	Standard Chartered Bank	6/8/16	53,699	—
EUR	1,436,635	USD	1,639,933	Standard Chartered Bank	6/8/16	6,823	—
OMR	15,499,200	USD	40,075,501	Standard Chartered Bank	6/8/16	152,284	—
USD	154,113,286	EUR	139,649,128	Standard Chartered Bank	6/8/16	—	(5,960,825)
USD	40,000,000	OMR	15,499,200	Standard Chartered Bank	6/8/16	—	(227,785)
NZD	34,733,000	USD	23,920,617	Goldman Sachs International	6/9/16	283,756	—
NZD	34,732,000	USD	23,888,149	Standard Chartered Bank	6/9/16	315,527	—
USD	23,365,584	NZD	34,733,000	Goldman Sachs International	6/9/16	—	(838,789)
USD	23,381,582	NZD	34,732,000	Standard Chartered Bank	6/9/16	—	(822,094)
USD	21,821,886	ZAR	342,189,000	BNP Paribas	6/9/16	—	(2,042,620)
CNH	187,350,000	USD	28,596,505	Standard Chartered Bank	6/13/16	239,728	—
CNH	24,300,657	USD	3,708,892	Standard Chartered Bank	6/13/16	31,378	—
NZD	65,242,675	USD	44,885,003	Australia and New Zealand Banking Group Limited	6/13/16	571,494	—
USD	31,731,733	CNH	211,650,657	Standard Chartered Bank	6/13/16	—	(844,769)
USD	45,390,665	NZD	67,733,715	Australia and New Zealand Banking Group Limited	6/13/16	—	(1,801,413)
USD	6,964,150	THB	244,668,000	BNP Paribas	6/17/16	—	(33,279)
USD	13,262,204	PEN	45,370,000	The Bank of Nova Scotia	6/23/16	—	(474,521)
EUR	3,184,422	USD	3,593,022	Standard Chartered Bank	6/29/16	59,680	—
USD	1,143,868	EUR	997,487	Goldman Sachs International	6/29/16	—	(303)

27	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2016

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	227,228	EUR	201,000	Goldman Sachs International	6/29/16	$—	$(3,329)
USD	520,898	EUR	458,239	Goldman Sachs International	6/29/16	—	(4,726)
USD	694,069	EUR	609,217	Goldman Sachs International	6/29/16	—	(4,736)
USD	309,242	EUR	273,967	Goldman Sachs International	6/29/16	—	(5,013)
USD	280,577	EUR	250,598	Goldman Sachs International	6/29/16	—	(6,872)
USD	904,307	EUR	804,000	Goldman Sachs International	6/29/16	—	(17,924)
USD	21,656,804	EUR	19,097,711	Goldman Sachs International	6/29/16	—	(249,289)
USD	21,007,897	EUR	18,576,428	Goldman Sachs International	6/29/16	—	(300,257)
USD	53,990,534	EUR	47,777,204	Standard Chartered Bank	6/29/16	—	(812,467)
USD	19,514,731	EUR	17,375,000	Goldman Sachs International	7/1/16	—	(416,635)
USD	68,664,626	EUR	61,143,379	JPMorgan Chase Bank, N.A.	7/1/16	—	(1,474,718)
EUR	8,062,947	USD	9,146,099	Goldman Sachs International	7/5/16	104,362	—
USD	19,843,048	EUR	17,423,453	Goldman Sachs International	7/5/16	—	(146,538)
USD	2,517,715	LKR	370,985,329	Citibank, N.A.	7/5/16	11,481	—
USD	676,372	LKR	100,001,530	Citibank, N.A.	7/5/16	800	—
USD	2,455,400	LKR	365,486,300	Citibank, N.A.	7/5/16	—	(13,685)
USD	5,209,940	LKR	767,945,191	Citibank, N.A.	7/8/16	25,500	—
USD	2,528,109	LKR	372,137,683	Citibank, N.A.	7/8/16	15,787	—
USD	1,648,264	LKR	242,789,358	Citibank, N.A.	7/8/16	9,180	—
USD	22,982,157	GBP	16,105,000	Deutsche Bank AG	7/11/16	—	(554,639)
USD	46,058,851	GBP	32,639,000	Deutsche Bank AG	7/11/16	—	(1,641,706)
USD	7,364,285	EUR	6,463,414	Standard Chartered Bank	7/13/16	—	(52,881)
USD	72,098,718	EUR	63,104,718	Standard Chartered Bank	7/13/16	—	(317,833)
IDR	139,238,296,000	USD	10,415,012	Deutsche Bank AG	7/14/16	1,370	—
IDR	108,296,460,000	USD	8,100,565	Standard Chartered Bank	7/14/16	1,066	—
IDR	196,645,893,000	USD	14,644,466	BNP Paribas	7/18/16	57,159	—
IDR	204,958,485,000	USD	15,254,995	Deutsche Bank AG	7/18/16	68,095	—
USD	3,334,936	LKR	492,403,259	Citibank, N.A.	7/18/16	18,158	—
SEK	358,592,000	EUR	39,013,436	Deutsche Bank AG	7/19/16	—	(281)
USD	59,778,201	NZD	86,990,600	Goldman Sachs International	7/19/16	—	(722,163)
USD	38,100,084	SGD	52,039,000	Bank of America, N.A.	7/19/16	—	(536,158)
USD	31,141,983	SGD	42,480,000	Citibank, N.A.	7/19/16	—	(397,201)
EUR	2,016,431	USD	2,287,540	Standard Chartered Bank	7/20/16	26,935	—
RUB	5,584,023,500	USD	83,166,131	Deutsche Bank AG	7/20/16	1,391,412	—
USD	10,777,358	EUR	9,498,399	Standard Chartered Bank	7/20/16	—	(124,978)
USD	1,328,808	LKR	196,331,436	Citibank, N.A.	7/20/16	6,934	—
USD	103,080,396	RUB	6,921,127,031	Deutsche Bank AG	7/20/16	—	(1,724,587)
SEK	395,206,203	EUR	43,148,550	Goldman Sachs International	7/22/16	—	(173,549)
USD	2,435,782	LKR	362,444,423	Citibank, N.A.	7/22/16	—	(3,415)
USD	2,510,894	LKR	373,621,052	Citibank, N.A.	7/22/16	—	(3,520)
USD	26,178,728	SGD	35,124,000	Deutsche Bank AG	7/22/16	102,095	—
USD	6,578,967	SGD	8,827,000	Deutsche Bank AG	7/22/16	25,657	—
USD	27,457,412	SGD	36,830,000	Standard Chartered Bank	7/22/16	114,216	—
USD	6,899,765	SGD	9,255,000	Standard Chartered Bank	7/22/16	28,701	—
SEK	398,653,440	EUR	43,436,474	Standard Chartered Bank	7/25/16	—	(72,726)
USD	1,756,333	LKR	261,430,119	Citibank, N.A.	7/25/16	—	(1,870)

28	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2016

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	2,437,382	LKR	362,804,282	Citibank, N.A.	7/25/16	$—	$(2,595)
USD	11,444,429	THB	401,585,000	Standard Chartered Bank	7/25/16	—	(32,161)
USD	1,205,833	LKR	179,524,410	Citibank, N.A.	7/26/16	—	(1,257)
USD	8,121,065	THB	285,293,000	Deutsche Bank AG	7/26/16	—	(31,969)
USD	44,041,722	EUR	38,986,706	Standard Chartered Bank	7/27/16	—	(717,123)
USD	6,876,335	PEN	24,466,000	BNP Paribas	7/27/16	—	(501,467)
USD	6,878,268	PEN	24,466,000	Standard Chartered Bank	7/27/16	—	(499,534)
USD	41,553,339	RUB	2,821,513,282	Bank of America, N.A.	7/27/16	—	(1,105,034)
USD	40,658,268	RUB	2,762,322,718	Citibank, N.A.	7/27/16	—	(1,105,205)
USD	6,019,013	LKR	896,712,563	Citibank, N.A.	7/28/16	—	(7,619)
CNH	119,878,000	USD	18,249,049	Goldman Sachs International	7/29/16	161,149	—
CNH	115,671,405	USD	17,611,359	Goldman Sachs International	7/29/16	152,813	—
CNH	93,275,000	USD	14,202,512	Goldman Sachs International	7/29/16	122,144	—
CNH	183,040,967	USD	27,862,237	Standard Chartered Bank	7/29/16	248,178	—
USD	25,513,000	CNH	170,554,405	Goldman Sachs International	7/29/16	—	(679,798)
USD	23,587,183	CNH	158,270,000	Goldman Sachs International	7/29/16	—	(719,044)
USD	27,149,760	CNH	183,040,967	Standard Chartered Bank	7/29/16	—	(960,655)
USD	5,439,793	EUR	4,788,887	Deutsche Bank AG	7/29/16	—	(58,446)
USD	28,821,701	EUR	25,339,443	JPMorgan Chase Bank, N.A.	7/29/16	—	(271,132)
USD	12,438,318	EUR	10,834,677	Deutsche Bank AG	8/3/16	—	(3,146)
USD	13,689,565	PEN	49,042,868	BNP Paribas	8/3/16	—	(1,086,834)
USD	30,047,133	ZAR	441,076,891	Standard Chartered Bank	8/3/16	—	(379,255)
USD	5,610,139	THB	197,533,000	Deutsche Bank AG	8/4/16	—	(34,064)
USD	6,580,852	THB	231,646,000	Standard Chartered Bank	8/4/16	—	(38,078)
USD	5,000,000	OMR	1,946,000	Deutsche Bank AG	8/17/16	—	(42,294)
USD	11,029,018	PEN	38,767,000	Standard Chartered Bank	8/29/16	—	(615,217)
LKR	500,000,000	USD	3,405,995	Citibank, N.A.	9/13/16	—	(74,665)
LKR	801,865,000	USD	5,466,019	Citibank, N.A.	9/13/16	—	(123,466)
LKR	1,000,000,000	USD	6,807,352	Citibank, N.A.	9/13/16	—	(144,693)
USD	4,369,063	LKR	636,354,000	Citibank, N.A.	9/13/16	129,253	—
USD	5,848,526	LKR	858,856,000	Citibank, N.A.	9/13/16	126,261	—
USD	5,493,054	LKR	806,655,000	Citibank, N.A.	9/13/16	118,587	—
LKR	1,128,431,400	USD	7,681,630	Citibank, N.A.	9/14/16	—	(164,609)
USD	3,684,492	LKR	537,199,000	Citibank, N.A.	9/14/16	105,953	—
USD	4,031,588	LKR	591,232,400	Citibank, N.A.	9/14/16	93,107	—
LKR	308,987,600	USD	2,079,324	Citibank, N.A.	9/21/16	—	(23,563)
LKR	500,000,000	USD	3,355,705	Citibank, N.A.	9/21/16	—	(29,097)
LKR	250,000,000	USD	1,701,838	Citibank, N.A.	9/21/16	—	(38,534)
LKR	500,000,000	USD	3,387,534	Citibank, N.A.	9/21/16	—	(60,926)
USD	5,838,182	LKR	860,723,200	Citibank, N.A.	9/21/16	111,605	—
USD	2,548,997	LKR	375,849,600	Citibank, N.A.	9/21/16	48,389	—
USD	2,187,346	LKR	322,414,800	Citibank, N.A.	9/21/16	42,251	—
USD	967,848	LKR	142,999,524	Standard Chartered Bank	9/21/16	16,441	—
LKR	400,000,000	USD	2,694,510	Citibank, N.A.	9/26/16	—	(35,579)
LKR	500,000,000	USD	3,364,058	Citibank, N.A.	9/26/16	—	(40,395)
USD	3,647,257	LKR	537,788,000	Citibank, N.A.	9/26/16	72,404	—

29	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2016

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	3,238,364	LKR	480,249,450	Citibank, N.A.	9/26/16	$45,989	$—
USD	1,740,580	LKR	256,648,500	Citibank, N.A.	9/26/16	34,553	—
USD	3,105,248	PEN	10,828,000	BNP Paribas	9/29/16	—	(135,162)
USD	11,670,592	PEN	40,637,000	The Bank of Nova Scotia	9/29/16	—	(490,523)
USD	1,111,123	AOA	202,780,000	ICBC Standard Bank plc	10/3/16	69,263	—
USD	7,352,732	PEN	25,900,000	BNP Paribas	11/2/16	—	(367,079)
USD	9,191,199	PEN	32,376,000	Standard Chartered Bank	11/2/16	—	(458,863)
USD	6,937,190	PEN	25,182,000	Standard Chartered Bank	11/4/16	—	(567,160)
USD	6,739,940	PEN	24,543,492	Standard Chartered Bank	11/4/16	—	(574,132)
USD	10,802,143	CNH	71,575,000	Bank of America, N.A.	11/14/16	—	(116,801)
USD	27,464,560	CNH	182,020,000	Goldman Sachs International	11/14/16	—	(303,042)
USD	26,619,564	CNH	175,983,000	Citibank, N.A.	11/18/16	—	(219,675)
USD	10,502,302	CNH	69,583,000	Goldman Sachs International	11/18/16	—	(109,830)
USD	13,236,237	CNH	87,518,000	Deutsche Bank AG	11/30/16	—	(100,133)
USD	31,817,309	CNH	210,384,000	Standard Chartered Bank	11/30/16	—	(241,912)
USD	11,701,220	PEN	41,709,000	BNP Paribas	12/7/16	—	(697,318)
USD	10,336,278	PEN	38,022,000	BNP Paribas	12/7/16	—	(966,251)
USD	5,269,813	CNH	35,508,000	BNP Paribas	12/19/16	—	(133,975)
USD	13,441,285	CNH	90,769,000	Standard Chartered Bank	12/21/16	—	(370,503)
TWD	301,435,000	USD	9,335,243	Deutsche Bank AG	1/12/17	—	(8,281)
TWD	223,812,000	USD	6,934,531	JPMorgan Chase Bank, N.A.	1/12/17	—	(9,370)
USD	20,305,484	CNH	140,584,000	Standard Chartered Bank	1/12/17	—	(1,054,033)
USD	9,000,746	TWD	301,435,000	Deutsche Bank AG	1/12/17	—	(326,215)
USD	6,688,942	TWD	223,812,000	JPMorgan Chase Bank, N.A.	1/12/17	—	(236,219)
USD	60,921,487	MXN	1,116,325,319	Bank of America, N.A.	1/13/17	—	(2,448,159)
TWD	393,075,000	USD	12,160,093	BNP Paribas	1/17/17	2,282	—
TWD	392,315,000	USD	12,149,737	BNP Paribas	1/17/17	—	(10,878)
TWD	394,539,000	USD	12,245,158	Citibank, N.A.	1/17/17	—	(37,485)
TWD	363,422,000	USD	11,251,455	Deutsche Bank AG	1/17/17	—	(6,592)
USD	11,665,626	TWD	392,315,000	BNP Paribas	1/17/17	—	(473,233)
USD	11,700,445	TWD	394,539,000	Citibank, N.A.	1/17/17	—	(507,228)
USD	10,752,130	TWD	363,422,000	Deutsche Bank AG	1/17/17	—	(492,733)
USD	11,691,701	TWD	393,075,000	JPMorgan Chase Bank, N.A.	1/17/17	—	(470,673)
TWD	416,930,000	USD	12,940,099	BNP Paribas	1/19/17	—	(39,655)
TWD	382,197,000	USD	11,856,584	Goldman Sachs International	1/19/17	—	(30,832)
USD	12,335,207	TWD	416,930,000	BNP Paribas	1/19/17	—	(565,237)
USD	11,262,952	TWD	382,197,000	Goldman Sachs International	1/19/17	—	(562,801)
USD	2,973,583	UGX	12,607,990,000	Standard Chartered Bank	1/20/17	—	(456,673)
TWD	399,457,000	USD	12,363,262	Bank of America, N.A.	1/26/17	—	(3,602)
TWD	442,103,000	USD	13,681,046	BNP Paribas	1/26/17	—	(1,869)
USD	11,893,911	TWD	399,457,000	Bank of America, N.A.	1/26/17	—	(465,750)
USD	13,171,548	TWD	442,103,000	JPMorgan Chase Bank, N.A.	1/26/17	—	(507,629)
USD	2,969,897	UGX	12,696,308,000	Standard Chartered Bank	1/30/17	—	(471,523)
USD	4,949,828	UGX	21,140,715,000	Standard Chartered Bank	1/30/17	—	(780,506)
USD	4,949,828	UGX	21,160,514,000	Standard Chartered Bank	1/30/17	—	(785,872)
TWD	578,179,000	USD	17,936,374	Goldman Sachs International	2/2/17	—	(47,054)

30	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2016

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
TWD	514,440,000	USD	15,946,683	Standard Chartered Bank	2/2/17	$—	$(29,499)
USD	17,190,824	TWD	578,179,000	Goldman Sachs International	2/2/17	—	(698,495)
USD	15,305,703	TWD	514,440,000	Standard Chartered Bank	2/2/17	—	(611,481)
RON	41,895,100	EUR	9,298,657	BNP Paribas	2/3/17	—	(18,230)
USD	1,832,941	UGX	7,790,000,000	ICBC Standard Bank plc	2/3/17	—	(275,450)
USD	2,002,111	UGX	8,535,000,000	ICBC Standard Bank plc	2/3/17	—	(307,917)
USD	3,000,000	UGX	12,795,000,000	ICBC Standard Bank plc	2/3/17	—	(463,012)
TWD	68,635,000	USD	2,074,317	BNP Paribas	2/10/17	49,276	—
TWD	378,635,000	USD	11,736,981	BNP Paribas	2/10/17	—	(21,872)
TWD	68,495,000	USD	2,071,839	Goldman Sachs International	2/10/17	47,422	—
TWD	428,632,000	USD	13,286,795	Goldman Sachs International	2/10/17	—	(24,760)
USD	13,407,776	TWD	447,270,000	BNP Paribas	2/10/17	—	(430,925)
USD	14,897,869	TWD	497,127,000	Goldman Sachs International	2/10/17	—	(483,426)
USD	14,789,393	CNH	101,507,000	Citibank, N.A.	2/16/17	—	(594,348)
USD	29,149,468	CNH	200,063,000	Standard Chartered Bank	2/16/17	—	(1,170,780)
TWD	453,919,000	USD	14,083,742	BNP Paribas	2/24/17	—	(39,668)
TWD	467,365,000	USD	14,546,063	Citibank, N.A.	2/24/17	—	(85,975)
USD	13,523,581	TWD	453,919,000	BNP Paribas	2/24/17	—	(520,493)
USD	13,145,425	TWD	441,029,000	Citibank, N.A.	2/24/17	—	(499,838)
USD	799,417	TWD	26,336,000	Deutsche Bank AG	2/24/17	—	(15,408)
RON	29,990,500	EUR	6,630,665	BNP Paribas	2/28/17	7,739	—
RON	88,202,116	EUR	19,541,845	BNP Paribas	2/28/17	—	(24,753)
RON	71,892,200	EUR	15,907,114	Deutsche Bank AG	3/2/17	2,482	—
RON	9,780,900	EUR	2,169,676	Bank of America, N.A.	3/6/17	—	(6,550)
RON	67,168,470	EUR	14,907,113	Bank of America, N.A.	3/6/17	—	(53,405)
RON	50,862,100	EUR	11,290,144	Deutsche Bank AG	3/7/17	—	(43,407)
RON	72,582,000	EUR	16,098,924	Deutsche Bank AG	3/7/17	—	(47,461)
RON	103,294,000	EUR	22,900,787	BNP Paribas	3/8/17	—	(57,091)
USD	15,369,394	CNH	101,438,000	Goldman Sachs International	3/15/17	28,939	—
USD	22,245,744	CNH	146,736,000	Standard Chartered Bank	3/15/17	54,879	—
USD	25,000,000	OMR	9,685,000	Standard Chartered Bank	3/20/17	234,413	—
USD	16,952,662	CNH	111,913,000	Citibank, N.A.	3/22/17	37,439	—
USD	13,545,675	CNH	89,266,000	Goldman Sachs International	3/22/17	53,460	—
USD	20,309,267	CNH	133,899,000	Standard Chartered Bank	3/22/17	70,945	—
USD	17,213,489	BRL	67,890,000	Bank of America, N.A.	4/5/17	—	(756,991)
USD	124,492,511	BRL	501,107,255	Citibank, N.A.	4/5/17	—	(8,150,557)
USD	17,562,100	OMR	6,858,000	Deutsche Bank AG	5/31/17	118,984	—
USD	50,000,000	OMR	19,600,000	Standard Chartered Bank	6/5/17	161,883	—
USD	25,000,000	OMR	9,788,750	Standard Chartered Bank	6/5/17	109,548	—
USD	39,438,168	OMR	15,499,200	Standard Chartered Bank	8/14/17	180,558	—
USD	24,676,209	OMR	9,697,750	Standard Chartered Bank	8/14/17	112,974	—
USD	24,589,059	OMR	9,663,500	Standard Chartered Bank	8/14/17	112,575	—
USD	25,689,453	OMR	10,079,000	BNP Paribas	8/21/17	170,475	—
USD	34,654,859	AED	129,626,500	Standard Chartered Bank	2/5/18	—	(503,380)
USD	47,464,781	AED	177,898,000	Standard Chartered Bank	2/8/18	—	(785,009)
USD	58,381,943	AED	218,729,683	Standard Chartered Bank	2/8/18	—	(942,284)

						$25,489,478	$(125,528,119)

31	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2016

Consolidated Portfolio of Investments (Unaudited) — continued

Futures Contracts
Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)

Commodity Futures
Call Options on Brent Crude Oil Futures 12/2016 Strike @ USD 75.00(1)	902	Long	Oct-16	$394,809	$360,800	$(34,009)
Gold	274	Short	Jun-16	(33,493,760)	(35,359,700)	(1,865,940)
High Grade Copper	198	Short	Jul-16	(11,086,802)	(11,303,325)	(216,523)
WTI Crude Oil	377	Short	May-16	(15,317,421)	(17,311,840)	(1,994,419)
WTI Crude Oil	742	Short	May-16	(30,417,153)	(34,072,640)	(3,655,487)

Equity Futures
E-mini S&P 500 Index	223	Short	Jun-16	(22,650,714)	(22,958,965)	(308,251)
Nikkei 225 Index	22	Long	Jun-16	1,852,400	1,677,153	(175,247)
TOPIX Index	135	Long	Jun-16	16,370,256	16,099,387	(270,869)

Interest Rate Futures
Euro-Bobl	587	Short	Jun-16	(88,212,256)	(87,950,120)	262,136
Euro-Bund	231	Short	Jun-16	(42,900,333)	(42,818,336)	81,997
Canada 10-Year Bond	568	Short	Jun-16	(63,780,601)	(62,997,434)	783,167
IMM 10-Year Interest Rate Swap	584	Long	Jun-16	56,439,220	55,642,644	(796,576)
Japan 10-Year Bond	89	Short	Jun-16	(126,731,778)	(126,716,259)	15,519
U.S. 2-Year Treasury Note	581	Short	Jun-16	(127,130,063)	(127,021,125)	108,938
U.S. 5-Year Deliverable Interest Rate Swap	3,276	Short	Jun-16	(337,553,147)	(338,912,438)	(1,359,291)
U.S. 5-Year Treasury Note	898	Short	Jun-16	(108,742,188)	(108,580,829)	161,359
U.S. 10-Year Deliverable Interest Rate Swap	2,285	Short	Jun-16	(238,299,329)	(239,282,344)	(983,015)
U.S. 10-Year Treasury Note	1,404	Short	Jun-16	(182,923,813)	(182,607,750)	316,063
U.S. 30-Year Deliverable Interest Rate Swap	67	Short	Jun-16	(7,126,751)	(7,097,812)	28,939

						$(9,901,509)

(1)	Represents a futures-style option with no premium at inception and trades like a futures contract.

Canada 10-Year Bond:  Government of Canada Bonds (CGB) having a maturity of between 8 years and 10.5 years.

Euro-Bobl:  Medium-term debt securities issued by the Federal Republic of Germany with a term to maturity of 4.5 to 5 years.

Euro-Bund:  Long-term debt securities issued by the Federal Republic of Germany with a term to maturity of 8.5 to 10.5 years.

Japan 10-Year Bond:  Japanese Government Bonds (JGB) having a maturity of 7 years or more but less than 11 years.

Nikkei 225 Index:  Price-weighted average of 225 top-rated Japanese companies listed on the First Section of the Tokyo Stock Exchange.

TOPIX Index:  Market capitalization-weighted stock index of all companies listed on the First Section of the Tokyo Stock Exchange.

WTI:  West Texas Intermediate

32	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2016

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate		Termination Date	Net Unrealized Appreciation (Depreciation)

LCH.Clearnet(1)	CAD	1,591,000	Pays	Bank of Canada Overnight Repo Rate	0.52%		12/7/16	$(18,425)
LCH.Clearnet(1)	CAD	2,664,000	Pays	Bank of Canada Overnight Repo Rate	0.51		12/7/16	(32,995)
LCH.Clearnet(1)	EUR	8,625	Receives	6-month Euro Interbank Offered Rate	0.25	(2)	6/15/18	(5,622)
LCH.Clearnet(1)	EUR	6,627	Receives	6-month Euro Interbank Offered Rate	0.50	(2)	3/16/21	98,644
LCH.Clearnet(1)	EUR	6,627	Pays	6-month Euro Interbank Offered Rate	0.50	(2)	3/16/21	(78,509)
LCH.Clearnet(1)	EUR	666	Receives	6-month Euro Interbank Offered Rate	0.50	(2)	6/15/21	482
LCH.Clearnet(1)	EUR	91,901	Receives	6-month Euro Interbank Offered Rate	0.50	(2)	6/15/21	(458,497)
LCH.Clearnet(1)	EUR	36,126	Receives	6-month Euro Interbank Offered Rate	1.00	(2)	6/15/26	26,787
LCH.Clearnet	SEK	403,366	Receives	3-month Stockholm Interbank Offered Rate	(0.27)		3/31/21	185,716
LCH.Clearnet	SEK	207,132	Receives	3-month Stockholm Interbank Offered Rate	(1.12)		3/31/26	246,874
LCH.Clearnet	SEK	195,100	Receives	3-month Stockholm Interbank Offered Rate	(1.14)		4/4/26	202,751
LCH.Clearnet(1)	USD	67,614	Receives	3-month USD-LIBOR-BBA	1.25	(2)	6/15/18	(245,900)
LCH.Clearnet(1)	USD	221,892	Receives	3-month USD-LIBOR-BBA	1.25	(2)	6/15/18	(549,789)
LCH.Clearnet	USD	8,043	Pays	3-month USD-LIBOR-BBA	1.80		6/29/20	333,850
LCH.Clearnet	USD	15,300	Pays	3-month USD-LIBOR-BBA	1.80		6/29/20	484,206
LCH.Clearnet	USD	8,222	Pays	3-month USD-LIBOR-BBA	1.75		7/31/20	301,004
LCH.Clearnet	USD	10,439	Pays	3-month USD-LIBOR-BBA	1.78		7/31/20	314,010
LCH.Clearnet	USD	15,520	Pays	3-month USD-LIBOR-BBA	1.74		7/31/20	415,552
LCH.Clearnet	USD	19,400	Pays	3-month USD-LIBOR-BBA	1.74		7/31/20	519,225
LCH.Clearnet	USD	20,736	Pays	3-month USD-LIBOR-BBA	1.74		8/12/20	541,871
LCH.Clearnet	USD	22,053	Pays	3-month USD-LIBOR-BBA	1.62		8/14/20	461,417
LCH.Clearnet	USD	10,695	Pays	3-month USD-LIBOR-BBA	1.68		8/17/20	250,334
LCH.Clearnet	USD	11,461	Pays	3-month USD-LIBOR-BBA	1.68		8/17/20	268,263
LCH.Clearnet	USD	23,643	Pays	3-month USD-LIBOR-BBA	1.69		8/17/20	562,825
LCH.Clearnet	USD	40,058	Pays	3-month USD-LIBOR-BBA	1.70		8/19/20	966,413
LCH.Clearnet(1)	USD	5,625	Pays	3-month USD-LIBOR-BBA	1.56		8/22/20	74,002
LCH.Clearnet(1)	USD	11,489	Pays	3-month USD-LIBOR-BBA	1.56		8/22/20	153,406
LCH.Clearnet(1)	USD	23,669	Pays	3-month USD-LIBOR-BBA	1.55		8/22/20	306,734
LCH.Clearnet	USD	38,126	Pays	3-month USD-LIBOR-BBA	1.57		9/17/20	664,860
LCH.Clearnet	USD	11,213	Pays	3-month USD-LIBOR-BBA	1.65		9/18/20	236,886
LCH.Clearnet	USD	27,660	Pays	3-month USD-LIBOR-BBA	1.65		9/18/20	582,817
LCH.Clearnet	USD	1,500	Pays	3-month USD-LIBOR-BBA	1.55		9/23/20	24,570
LCH.Clearnet	USD	1,500	Pays	3-month USD-LIBOR-BBA	1.54		9/23/20	24,321
LCH.Clearnet	USD	11,970	Pays	3-month USD-LIBOR-BBA	1.43		10/28/20	121,592
LCH.Clearnet	USD	11,970	Pays	3-month USD-LIBOR-BBA	1.42		10/28/20	120,269
LCH.Clearnet	USD	12,320	Pays	3-month USD-LIBOR-BBA	1.38		10/29/20	101,349
LCH.Clearnet	USD	20,290	Pays	3-month USD-LIBOR-BBA	1.52		11/4/20	410,930
LCH.Clearnet	USD	12,334	Pays	3-month USD-LIBOR-BBA	1.54		11/5/20	260,023
LCH.Clearnet	USD	12,334	Pays	3-month USD-LIBOR-BBA	1.53		11/5/20	255,472
LCH.Clearnet	USD	24,666	Pays	3-month USD-LIBOR-BBA	1.53		11/5/20	509,386
LCH.Clearnet	USD	11,935	Pays	3-month USD-LIBOR-BBA	1.56		11/9/20	259,138
LCH.Clearnet	USD	16,312	Pays	3-month USD-LIBOR-BBA	1.67		11/12/20	443,109
LCH.Clearnet	USD	2,546	Pays	3-month USD-LIBOR-BBA	1.12		2/23/21	(11,432)
LCH.Clearnet	USD	8,910	Pays	3-month USD-LIBOR-BBA	1.11		2/23/21	(41,319)
LCH.Clearnet	USD	8,640	Pays	3-month USD-LIBOR-BBA	1.17		2/25/21	(17,110)

33	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2016

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate		Termination Date	Net Unrealized Appreciation (Depreciation)
LCH.Clearnet	USD	17,279	Pays	3-month USD-LIBOR-BBA	1.17%		2/25/21	$(35,914)
LCH.Clearnet	USD	8,650	Pays	3-month USD-LIBOR-BBA	1.15		3/3/21	(27,033)
LCH.Clearnet	USD	21,672	Pays	3-month USD-LIBOR-BBA	1.27		3/7/21	58,450
LCH.Clearnet	USD	13,918	Pays	3-month USD-LIBOR-BBA	2.10		7/27/22	684,570
LCH.Clearnet	USD	14,712	Pays	3-month USD-LIBOR-BBA	2.06		7/30/22	611,259
LCH.Clearnet	USD	5,210	Pays	3-month USD-LIBOR-BBA	1.59		4/12/26	(49,129)
LCH.Clearnet	USD	7,105	Pays	3-month USD-LIBOR-BBA	1.59		4/12/26	(67,334)
LCH.Clearnet(1)	USD	5,605	Receives	3-month USD-LIBOR-BBA	2.25	(2)	6/15/26	(79,753)
LCH.Clearnet(1)	USD	13,333	Receives	3-month USD-LIBOR-BBA	2.50	(2)	6/15/46	(175,575)
LCH.Clearnet(1)	USD	17,100	Receives	3-month USD-LIBOR-BBA	2.50	(2)	6/15/46	13,271

								$10,202,302

(1)	Effective date, which represents the date on which the Portfolio and the counterparty to the interest rate swap begin interest payment accrual, is after April 30, 2016.

(2)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Interest Rate Swaps
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)

Bank of America, N.A.	CNY	179,941	Pays	7-day China Fixing Repo Rates	2.22%	3/30/18	$(231,622)
Bank of America, N.A.	SAR	50,400	Receives	3-month Saudi Riyal Interbank Offered Rate	3.37	4/11/26	93,496
BNP Paribas	CNY	146,137	Pays	7-day China Fixing Repo Rates	2.45	6/24/17	(47,871)
BNP Paribas	CNY	139,807	Pays	7-day China Fixing Repo Rates	2.41	1/27/21	(515,955)
Credit Suisse International	RUB	2,406,574	Pays	3-month Moscow Prime Offered Rate	11.56	10/16/18	2,779,404
Credit Suisse International	RUB	802,192	Pays	3-month Moscow Prime Offered Rate	11.40	10/19/18	869,158
Credit Suisse International	RUB	1,203,287	Pays	3-month Moscow Prime Offered Rate	11.30	10/20/18	1,256,155
Credit Suisse International	RUB	786,462	Pays	3-month Moscow Prime Offered Rate	11.25	10/21/18	806,246
Deutsche Bank AG	CNY	296,645	Pays	7-day China Fixing Repo Rates	2.45	6/18/17	(94,445)
Deutsche Bank AG	CNY	357,052	Pays	7-day China Fixing Repo Rates	2.45	6/25/17	(114,463)
Deutsche Bank AG	CNY	232,621	Pays	7-day China Fixing Repo Rates	2.46	7/16/17	(78,152)
Deutsche Bank AG	CNY	115,408	Pays	7-day China Fixing Repo Rates	2.45	8/21/17	(40,493)
Deutsche Bank AG	CNY	220,924	Pays	7-day China Fixing Repo Rates	2.46	8/21/17	(76,271)
Deutsche Bank AG	CNY	290,387	Pays	7-day China Fixing Repo Rates	2.46	8/21/17	(96,984)
Deutsche Bank AG	CNY	451,831	Pays	7-day China Fixing Repo Rates	2.22	3/30/18	(574,899)
Deutsche Bank AG	CNY	139,807	Pays	7-day China Fixing Repo Rates	2.40	1/27/21	(525,321)
Deutsche Bank AG	SAR	57,250	Receives	3-month Saudi Riyal Interbank Offered Rate	3.01	6/28/20	(254,076)
Deutsche Bank AG	SAR	127,720	Receives	3-month Saudi Riyal Interbank Offered Rate	3.03	8/2/20	(487,867)
Deutsche Bank AG	SAR	234,860	Receives	3-month Saudi Riyal Interbank Offered Rate	3.09	11/12/20	(1,042,685)
Deutsche Bank AG	SAR	100,651	Receives	3-month Saudi Riyal Interbank Offered Rate	2.64	2/25/21	207,516
Deutsche Bank AG	SAR	33,130	Receives	3-month Saudi Riyal Interbank Offered Rate	2.62	3/3/21	77,913
Deutsche Bank AG	SAR	83,876	Receives	3-month Saudi Riyal Interbank Offered Rate	2.76	3/7/21	53,875
Goldman Sachs International	CNY	296,646	Pays	7-day China Fixing Repo Rates	2.45	6/18/17	(94,445)
Goldman Sachs International	CNY	311,021	Pays	7-day China Fixing Repo Rates	2.49	6/25/17	(77,995)
Goldman Sachs International	CNY	303,345	Pays	7-day China Fixing Repo Rates	2.45	7/16/17	(105,611)

34	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2016

Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (continued)
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Goldman Sachs International	CNY	164,868	Pays	7-day China Fixing Repo Rates	2.45%	8/20/17	$(58,634)
Goldman Sachs International	CNY	498,680	Pays	7-day China Fixing Repo Rates	2.37	4/15/18	(418,488)
Goldman Sachs International	CNY	81,928	Pays	7-day China Fixing Repo Rates	2.43	1/27/21	(294,121)
Goldman Sachs International	SAR	30,190	Receives	3-month Saudi Riyal Interbank Offered Rate	2.17	6/29/20	44,539
Goldman Sachs International	SAR	77,540	Receives	3-month Saudi Riyal Interbank Offered Rate	2.16	8/3/20	249,686
Goldman Sachs International	SAR	77,052	Receives	3-month Saudi Riyal Interbank Offered Rate	2.35	8/12/20	69,540
Goldman Sachs International	SAR	83,127	Receives	3-month Saudi Riyal Interbank Offered Rate	2.33	8/17/20	103,809
Goldman Sachs International	SAR	83,879	Receives	3-month Saudi Riyal Interbank Offered Rate	2.40	8/17/20	27,079
Goldman Sachs International	SAR	88,833	Receives	3-month Saudi Riyal Interbank Offered Rate	2.40	8/17/20	34,351
Goldman Sachs International	SAR	95,697	Receives	3-month Saudi Riyal Interbank Offered Rate	2.46	8/19/20	(36,729)
Goldman Sachs International	SAR	66,550	Receives	3-month Saudi Riyal Interbank Offered Rate	3.41	8/22/20	(391,886)
Goldman Sachs International	SAR	130,268	Receives	3-month Saudi Riyal Interbank Offered Rate	3.41	8/22/20	(767,095)
Goldman Sachs International	SAR	143,913	Receives	3-month Saudi Riyal Interbank Offered Rate	2.26	9/17/20	360,335
Goldman Sachs International	SAR	143,914	Receives	3-month Saudi Riyal Interbank Offered Rate	2.34	9/21/20	225,868
Goldman Sachs International	SAR	52,237	Receives	3-month Saudi Riyal Interbank Offered Rate	2.23	9/28/20	159,390
Goldman Sachs International	SAR	46,500	Receives	3-month Saudi Riyal Interbank Offered Rate	2.35	10/29/20	86,377
Goldman Sachs International	SAR	79,560	Receives	3-month Saudi Riyal Interbank Offered Rate	2.54	11/4/20	56,548
Goldman Sachs International	SAR	47,730	Receives	3-month Saudi Riyal Interbank Offered Rate	2.58	11/5/20	8,541
Goldman Sachs International	SAR	95,490	Receives	3-month Saudi Riyal Interbank Offered Rate	2.56	11/5/20	41,328
Goldman Sachs International	SAR	41,938	Receives	3-month Saudi Riyal Interbank Offered Rate	2.65	2/23/21	81,170
Goldman Sachs International	SAR	56,075	Receives	3-month Saudi Riyal Interbank Offered Rate	2.64	7/27/22	52,387
Goldman Sachs International	SAR	55,883	Receives	3-month Saudi Riyal Interbank Offered Rate	2.61	7/30/22	145,181
JPMorgan Chase Bank, N.A.	CNY	311,021	Pays	7-day China Fixing Repo Rates	2.49	6/25/17	(77,995)
JPMorgan Chase Bank, N.A.	CNY	333,190	Pays	7-day China Fixing Repo Rates	2.37	4/15/18	(282,570)
JPMorgan Chase Bank, N.A.	CNY	139,806	Pays	7-day China Fixing Repo Rates	2.41	1/27/21	(520,634)
Standard Chartered Bank	CNY	312,258	Pays	7-day China Fixing Repo Rates	2.46	6/24/17	(94,923)
Standard Chartered Bank	CNY	373,226	Pays	7-day China Fixing Repo Rates	2.50	6/25/17	(85,849)
Standard Chartered Bank	CNY	292,382	Pays	7-day China Fixing Repo Rates	2.45	7/16/17	(104,527)
Standard Chartered Bank	CNY	105,517	Pays	7-day China Fixing Repo Rates	2.45	8/21/17	(37,616)
Standard Chartered Bank	CNY	523,843	Pays	7-day China Fixing Repo Rates	2.22	3/30/18	(674,296)
Standard Chartered Bank	CNY	173,619	Pays	7-day China Fixing Repo Rates	2.40	1/27/21	(652,369)

							$(1,066,995)

Centrally Cleared Credit Default Swaps — Sell Protection
Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments	Net Unrealized Appreciation

Markit CDX Emerging Market Index	ICE Clear Credit	$1,000	1.00	%(1)	6/20/21	2.84%	$(83,290)	$89,762	$6,472
South Africa	ICE Clear Credit	4,600	1.00	(1)	6/20/17	0.63	24,476	34,854	59,330

Total		$5,600					$(58,814)	$124,616	$65,802

35	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2016

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Credit Default Swaps — Buy Protection
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments	Net Unrealized Appreciation

South Africa	ICE Clear Credit	$3,910	1.00	%(1)	12/20/19	$157,350	$(86,697)	$70,653
South Africa	ICE Clear Credit	9,900	1.00	(1)	3/20/20	461,767	(243,496)	218,271
South Africa	ICE Clear Credit	5,000	1.00	(1)	6/20/20	267,759	(136,705)	131,054

Total						$886,876	$(466,898)	$419,978

Credit Default Swaps — Sell Protection
Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

Abu Dhabi	Barclays Bank PLC	$16,420	1.00	%(1)	12/20/20	0.86%	$123,887	$244,875	$368,762
Abu Dhabi	Barclays Bank PLC	13,690	1.00	(1)	12/20/20	0.86	103,289	121,001	224,290
Abu Dhabi	Barclays Bank PLC	4,850	1.00	(1)	12/20/20	0.86	36,593	64,278	100,871
Abu Dhabi	Barclays Bank PLC	5,360	1.00	(1)	6/20/21	0.92	26,296	(26,139)	157
Abu Dhabi	Goldman Sachs International	9,740	1.00	(1)	12/20/20	0.86	73,487	102,903	176,390
Abu Dhabi	Goldman Sachs International	1,660	1.00	(1)	12/20/20	0.86	12,524	29,205	41,729
Abu Dhabi	Goldman Sachs International	10	1.00	(1)	12/20/20	0.86	75	82	157
Abu Dhabi	Goldman Sachs International	3,930	1.00	(1)	6/20/21	0.92	19,062	(21,098)	(2,036)
Kazakhstan	Barclays Bank PLC	6,650	1.00	(1)	6/20/20	2.19	(301,804)	362,579	60,775
Kazakhstan	Barclays Bank PLC	5,500	1.00	(1)	6/20/20	2.19	(249,613)	292,125	42,512
Kazakhstan	Barclays Bank PLC	4,650	1.00	(1)	6/20/21	2.49	(324,189)	405,069	80,880
Kazakhstan	Goldman Sachs International	4,210	1.00	(1)	6/20/21	2.49	(293,747)	273,056	(20,691)
Kazakhstan	Morgan Stanley & Co. International PLC	3,930	1.00	(1)	12/20/20	2.36	(236,983)	271,975	34,992
Kazakhstan	Morgan Stanley & Co. International PLC	3,930	1.00	(1)	6/20/21	2.49	(273,992)	328,507	54,515
Kazakhstan	Nomura International PLC	6,640	1.00	(1)	6/20/21	2.49	(462,855)	425,271	(37,584)
Nigeria	Citibank, N.A.	5,060	3.50		6/20/16	2.89	24,330	—	24,330
Nigeria	Citibank, N.A.	1,900	1.00	(1)	9/20/16	2.89	(11,940)	20,559	8,619
Saudi Arabia	Barclays Bank PLC	5,306	1.00	(1)	12/20/20	1.48	(107,123)	115,136	8,013
Saudi Arabia	Barclays Bank PLC	5,200	1.00	(1)	12/20/20	1.48	(104,983)	112,968	7,985
Saudi Arabia	Citibank, N.A.	15,400	1.00	(1)	12/20/20	1.48	(310,912)	334,249	23,337
Saudi Arabia	Citibank, N.A.	3,910	1.00	(1)	12/20/20	1.48	(78,939)	94,672	15,733
Saudi Arabia	Citibank, N.A.	3,902	1.00	(1)	12/20/20	1.48	(78,768)	87,831	9,063
Saudi Arabia	Citibank, N.A.	5,700	1.00	(1)	12/20/20	1.48	(115,078)	123,573	8,495
Saudi Arabia	Deutsche Bank AG	3,880	1.00	(1)	12/20/20	1.48	(78,334)	84,059	5,725
Saudi Arabia	HSBC Bank USA, N.A.	5,350	1.00	(1)	12/20/20	1.48	(108,012)	122,748	14,736
Slovenia	Barclays Bank PLC	10,000	1.00	(1)	3/20/20	0.81	85,209	127,655	212,864
Slovenia	BNP Paribas	10,000	1.00	(1)	3/20/20	0.81	85,209	62,866	148,075
South Africa	Bank of America, N.A.	19,900	1.00	(1)	9/20/17	0.89	51,957	181,158	233,115
South Africa	Bank of America, N.A.	29,280	1.00	(1)	9/20/17	0.89	76,447	104,647	181,094
South Africa	Bank of America, N.A.	20,830	1.00	(1)	9/20/17	0.89	54,385	98,879	153,264
South Africa	Bank of America, N.A.	16,100	1.00	(1)	9/20/17	0.89	42,035	68,123	110,158

36	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2016

Consolidated Portfolio of Investments (Unaudited) — continued

Credit Default Swaps — Sell Protection (continued)
Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
South Africa	Barclays Bank PLC	$4,000	1.00	%(1)	6/20/17	0.62%	$22,172	$30,724	$52,896
South Africa	Barclays Bank PLC	11,400	1.00	(1)	9/20/17	0.89	29,764	80,499	110,263
South Africa	Barclays Bank PLC	9,080	1.00	(1)	9/20/17	0.89	23,707	59,791	83,498
South Africa	BNP Paribas	19,000	1.00	(1)	9/20/17	0.89	49,607	139,039	188,646
South Africa	BNP Paribas	16,830	1.00	(1)	9/20/17	0.89	43,941	104,200	148,141
South Africa	BNP Paribas	9,200	1.00	(1)	9/20/17	0.89	24,020	77,903	101,923
South Africa	Credit Suisse International	10,000	1.00	(1)	9/20/17	0.89	26,109	98,634	124,743
South Africa	Deutsche Bank AG	16,940	1.00	(1)	9/20/17	0.89	44,228	171,289	215,517
South Africa	Deutsche Bank AG	15,200	1.00	(1)	9/20/17	0.89	39,685	138,372	178,057
South Africa	Deutsche Bank AG	9,200	1.00	(1)	9/20/17	0.89	24,020	64,964	88,984
South Africa	Goldman Sachs International	10,690	1.00	(1)	9/20/17	0.89	27,910	102,690	130,600
South Africa	Goldman Sachs International	8,022	1.00	(1)	12/20/17	1.09	(2,087)	62,297	60,210
South Africa	HSBC Bank USA, N.A.	9,200	1.00	(1)	9/20/17	0.89	24,020	89,554	113,574
South Africa	HSBC Bank USA, N.A.	9,146	1.00	(1)	9/20/17	0.89	23,879	64,583	88,462
South Africa	HSBC Bank USA, N.A.	7,300	1.00	(1)	12/20/17	1.09	(1,899)	58,917	57,018
South Africa	JPMorgan Chase Bank, N.A.	9,200	1.00	(1)	9/20/17	0.89	24,020	75,558	99,578
South Africa	Morgan Stanley & Co. International PLC	4,400	1.00	(1)	6/20/17	0.62	24,389	32,880	57,269
South Africa	Morgan Stanley & Co. International PLC	9,200	1.00	(1)	9/20/17	0.89	24,020	74,384	98,404
South Africa	Nomura International PLC	8,900	1.00	(1)	9/20/17	0.89	23,237	48,264	71,501
South Africa	Nomura International PLC	4,000	1.00	(1)	9/20/17	0.89	10,444	16,964	27,408
South Africa	Nomura International PLC	7,068	1.00	(1)	12/20/17	1.09	(1,838)	55,967	54,129
Turkey	Bank of America, N.A.	94,932	1.00	(1)	12/20/17	0.97	150,457	738,275	888,732
Turkey	BNP Paribas	32,300	1.00	(1)	9/20/20	2.21	(1,580,507)	2,189,600	609,093
Turkey	Deutsche Bank AG	20,000	1.00	(1)	12/20/17	0.97	31,698	155,537	187,235

Total		$608,096					$(3,217,491)	$9,343,697	$6,126,206

Credit Default Swaps — Buy Protection
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

Bulgaria	BNP Paribas	$4,574	1.00	%(1)	6/20/18	$(10,890)	$(11,238)	$(22,128)
Bulgaria	BNP Paribas	4,600	1.00	(1)	9/20/18	(4,328)	(23,881)	(28,209)
Bulgaria	BNP Paribas	6,620	1.00	(1)	9/20/18	(6,229)	(29,967)	(36,196)
China	Bank of America, N.A.	22,200	1.00	(1)	3/20/17	(163,323)	(117,307)	(280,630)
China	Barclays Bank PLC	37,413	1.00	(1)	3/20/17	(275,243)	(179,907)	(455,150)
China	Deutsche Bank AG	13,655	1.00	(1)	3/20/17	(100,458)	(62,404)	(162,862)
China	Deutsche Bank AG	15,969	1.00	(1)	3/20/17	(117,482)	(72,979)	(190,461)
Croatia	Barclays Bank PLC	4,520	1.00	(1)	3/20/20	188,597	(253,421)	(64,824)
Croatia	Barclays Bank PLC	4,520	1.00	(1)	3/20/20	188,597	(253,721)	(65,124)

37	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2016

Consolidated Portfolio of Investments (Unaudited) — continued

Credit Default Swaps — Buy Protection (continued)
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Croatia	Barclays Bank PLC	$4,520	1.00	%(1)	3/20/20	$188,597	$(260,777)	$(72,180)
Croatia	Barclays Bank PLC	9,040	1.00	(1)	3/20/20	377,195	(506,399)	(129,204)
Croatia	BNP Paribas	2,000	1.00	(1)	12/20/17	2,544	(44,122)	(41,578)
Croatia	BNP Paribas	8,480	1.00	(1)	6/20/18	55,664	(288,176)	(232,512)
Croatia	BNP Paribas	1,500	1.00	(1)	3/20/20	62,588	(96,418)	(33,830)
Croatia	BNP Paribas	2,340	1.00	(1)	3/20/20	97,637	(134,712)	(37,075)
Croatia	BNP Paribas	2,760	1.00	(1)	3/20/20	115,161	(152,676)	(37,515)
Croatia	BNP Paribas	6,250	1.00	(1)	3/20/20	260,782	(401,186)	(140,404)
Croatia	Citibank, N.A.	1,500	1.00	(1)	12/20/17	1,908	(32,696)	(30,788)
Croatia	Citibank, N.A.	5,000	1.00	(1)	12/20/17	6,361	(111,508)	(105,147)
Croatia	Citibank, N.A.	3,070	1.00	(1)	3/20/18	11,979	(76,806)	(64,827)
Croatia	Citibank, N.A.	4,050	1.00	(1)	3/20/18	15,803	(101,304)	(85,501)
Croatia	Citibank, N.A.	4,287	1.00	(1)	3/20/18	16,728	(149,074)	(132,346)
Croatia	Citibank, N.A.	2,670	1.00	(1)	6/20/18	17,526	(107,478)	(89,952)
Croatia	Citibank, N.A.	13,270	1.00	(1)	6/20/18	87,106	(527,428)	(440,322)
Croatia	Citibank, N.A.	1,660	1.00	(1)	3/20/20	69,264	(92,605)	(23,341)
Croatia	Citibank, N.A.	4,260	1.00	(1)	3/20/20	177,749	(248,398)	(70,649)
Croatia	Citibank, N.A.	10,000	1.00	(1)	3/20/20	417,251	(612,117)	(194,866)
Croatia	Citibank, N.A.	167	1.00	(1)	6/20/20	7,908	(9,981)	(2,073)
Croatia	Citibank, N.A.	1,000	1.00	(1)	6/20/20	47,282	(61,116)	(13,834)
Croatia	Deutsche Bank AG	410	1.00	(1)	12/20/17	522	(9,306)	(8,784)
Croatia	Goldman Sachs International	2,000	1.00	(1)	12/20/17	2,544	(43,710)	(41,166)
Croatia	Goldman Sachs International	2,900	1.00	(1)	3/20/19	58,490	(120,924)	(62,434)
Croatia	Goldman Sachs International	2,210	1.00	(1)	3/20/20	92,212	(127,228)	(35,016)
Croatia	Goldman Sachs International	3,410	1.00	(1)	3/20/20	142,283	(196,511)	(54,228)
Croatia	Goldman Sachs International	1,700	1.00	(1)	6/20/20	80,380	(104,244)	(23,864)
Croatia	HSBC Bank USA, N.A.	6,508	1.00	(1)	3/20/18	25,395	(226,305)	(200,910)
Croatia	JPMorgan Chase Bank, N.A.	2,967	1.00	(1)	6/20/18	19,476	(119,531)	(100,055)
Croatia	Morgan Stanley & Co. International PLC	1,611	1.00	(1)	12/20/16	(5,471)	(14,511)	(19,982)
Croatia	Morgan Stanley & Co. International PLC	1,385	1.00	(1)	12/20/17	1,762	(29,281)	(27,519)
Croatia	Morgan Stanley & Co. International PLC	1,595	1.00	(1)	12/20/17	2,029	(36,059)	(34,030)
Croatia	Morgan Stanley & Co. International PLC	2,500	1.00	(1)	12/20/17	3,180	(55,396)	(52,216)
Croatia	Morgan Stanley & Co. International PLC	2,500	1.00	(1)	12/20/17	3,180	(56,468)	(53,288)
Croatia	Morgan Stanley & Co. International PLC	3,082	1.00	(1)	3/20/18	12,026	(108,203)	(96,177)
Croatia	Morgan Stanley & Co. International PLC	2,816	1.00	(1)	6/20/18	18,484	(118,405)	(99,921)
Croatia	Morgan Stanley & Co. International PLC	6,310	1.00	(1)	6/20/18	41,419	(242,985)	(201,566)

38	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2016

Consolidated Portfolio of Investments (Unaudited) — continued

Credit Default Swaps — Buy Protection (continued)
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Croatia	Morgan Stanley & Co. International PLC	$5,869	1.00	%(1)	6/20/18	$38,525	$(252,634)	$(214,109)
Croatia	Nomura International PLC	5,000	1.00	(1)	3/20/18	19,511	(116,961)	(97,450)
Croatia	Nomura International PLC	40,700	1.00	(1)	3/20/18	158,816	(1,020,105)	(861,289)
Egypt	Citibank, N.A.	4,550	1.00	(1)	6/20/20	600,764	(208,723)	392,041
Egypt	Citibank, N.A.	50	1.00	(1)	6/20/20	6,602	(2,409)	4,193
Egypt	Deutsche Bank AG	5,100	1.00	(1)	6/20/20	673,384	(208,024)	465,360
Egypt	Deutsche Bank AG	4,600	1.00	(1)	6/20/20	607,366	(212,021)	395,345
Egypt	Deutsche Bank AG	4,550	1.00	(1)	6/20/20	600,764	(209,998)	390,766
Lebanon	Goldman Sachs International	19,400	1.00	(1)	6/20/18	774,023	(1,117,956)	(343,933)
Lebanon	Goldman Sachs International	7,552	5.00	(1)	12/20/18	(356,994)	224,874	(132,120)
Lebanon	Goldman Sachs International	6,999	5.00	(1)	12/20/18	(330,853)	192,755	(138,098)
Lebanon	HSBC Bank USA, N.A.	1,250	1.00	(1)	12/20/17	33,160	(58,325)	(25,165)
Lebanon	JPMorgan Chase Bank, N.A.	10,000	5.00	(1)	12/20/17	(424,424)	70,160	(354,264)
Mexico	Bank of America, N.A.	14,100	1.00	(1)	6/20/22	650,872	(636,553)	14,319
Mexico	Barclays Bank PLC	3,900	1.00	(1)	6/20/22	180,028	(184,684)	(4,656)
Mexico	Citibank, N.A.	4,150	1.00	(1)	6/20/22	191,569	(169,321)	22,248
Mexico	Deutsche Bank AG	14,300	1.00	(1)	6/20/22	660,104	(597,707)	62,397
Mexico	Deutsche Bank AG	6,900	1.00	(1)	6/20/22	318,512	(277,523)	40,989
Poland	Bank of America, N.A.	7,120	1.00	(1)	9/20/19	(103,246)	80,979	(22,267)
Poland	Barclays Bank PLC	8,680	1.00	(1)	9/20/18	(116,068)	99,349	(16,719)
Poland	Barclays Bank PLC	4,360	1.00	(1)	9/20/19	(63,224)	52,453	(10,771)
Poland	Barclays Bank PLC	15,000	1.00	(1)	9/20/19	(217,513)	180,493	(37,020)
Qatar	Bank of America, N.A.	1,710	1.00	(1)	6/20/19	(24,776)	27,019	2,243
Qatar	Bank of America, N.A.	1,710	1.00	(1)	6/20/19	(24,776)	25,454	678
Qatar	Barclays Bank PLC	13,218	1.00	(1)	12/20/18	(180,292)	114,300	(65,992)
Qatar	Barclays Bank PLC	3,800	1.00	(1)	3/20/19	(53,431)	33,835	(19,596)
Qatar	Barclays Bank PLC	4,850	1.00	(1)	12/20/20	(41,845)	(85,387)	(127,232)
Qatar	Barclays Bank PLC	13,690	1.00	(1)	12/20/20	(118,116)	(180,738)	(298,854)
Qatar	Barclays Bank PLC	16,420	1.00	(1)	12/20/20	(141,670)	(280,372)	(422,042)
Qatar	Barclays Bank PLC	3,920	1.00	(1)	6/20/21	(23,708)	5,645	(18,063)
Qatar	Barclays Bank PLC	3,870	1.00	(1)	9/20/22	7,876	28,905	36,781
Qatar	Barclays Bank PLC	15,980	1.00	(1)	9/20/23	135,320	10,187	145,507
Qatar	Barclays Bank PLC	6,400	1.00	(1)	9/20/23	54,196	22,854	77,050
Qatar	BNP Paribas	1,713	1.00	(1)	6/20/19	(24,820)	19,130	(5,690)
Qatar	Citibank, N.A.	6,450	1.00	(1)	6/20/19	(93,453)	94,280	827
Qatar	Deutsche Bank AG	1,713	1.00	(1)	6/20/19	(24,820)	18,031	(6,789)
Qatar	Deutsche Bank AG	3,920	1.00	(1)	6/20/19	(56,796)	41,261	(15,535)
Qatar	Goldman Sachs International	2,200	1.00	(1)	3/20/19	(30,934)	22,680	(8,254)
Qatar	Goldman Sachs International	4,380	1.00	(1)	3/20/19	(61,587)	38,010	(23,577)
Qatar	Goldman Sachs International	10	1.00	(1)	12/20/20	(86)	(117)	(203)
Qatar	Goldman Sachs International	1,660	1.00	(1)	12/20/20	(14,322)	(36,378)	(50,700)
Qatar	Goldman Sachs International	9,740	1.00	(1)	12/20/20	(84,036)	(145,205)	(229,241)
Qatar	Goldman Sachs International	2,670	1.00	(1)	6/20/21	(16,000)	1,231	(14,769)

39	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2016

Consolidated Portfolio of Investments (Unaudited) — continued

Credit Default Swaps — Buy Protection (continued)
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Qatar	Goldman Sachs International	$3,700	1.00	%(1)	12/20/23	$37,888	$(9,658)	$28,230
Qatar	Goldman Sachs International	3,090	1.00	(1)	9/20/24	47,803	2,219	50,022
Qatar	JPMorgan Chase Bank, N.A.	1,830	1.00	(1)	3/20/19	(25,731)	17,805	(7,926)
Qatar	JPMorgan Chase Bank, N.A.	1,630	1.00	(1)	6/20/19	(23,617)	25,790	2,173
Qatar	JPMorgan Chase Bank, N.A.	2,000	1.00	(1)	6/20/19	(28,978)	20,436	(8,542)
Qatar	JPMorgan Chase Bank, N.A.	3,284	1.00	(1)	6/20/19	(47,582)	38,654	(8,928)
Qatar	Nomura International PLC	1,380	1.00	(1)	3/20/19	(19,404)	12,277	(7,127)
Qatar	Nomura International PLC	3,460	1.00	(1)	3/20/19	(48,651)	31,754	(16,897)
Qatar	Nomura International PLC	3,920	1.00	(1)	6/20/21	(23,708)	11,424	(12,284)
Qatar	Nomura International PLC	9,620	1.00	(1)	9/20/24	148,822	27,662	176,484
Qatar	UBS AG	9,246	1.00	(1)	12/20/23	94,680	(24,456)	70,224
Serbia	Nomura International PLC	10,000	5.00	(1)	6/20/19	(985,474)	679,304	(306,170)
South Africa	Bank of America, N.A.	6,300	1.00	(1)	12/20/19	250,709	(106,289)	144,420
South Africa	Bank of America, N.A.	5,575	1.00	(1)	9/20/20	333,709	(107,124)	226,585
South Africa	Bank of America, N.A.	16,990	1.00	(1)	12/20/20	1,142,477	(303,592)	838,885
South Africa	Bank of America, N.A.	5,160	1.00	(1)	12/20/20	346,980	(101,136)	245,844
South Africa	Bank of America, N.A.	29,280	1.00	(1)	9/20/22	3,293,154	(1,325,263)	1,967,891
South Africa	Bank of America, N.A.	20,830	1.00	(1)	9/20/22	2,342,773	(1,044,136)	1,298,637
South Africa	Bank of America, N.A.	16,100	1.00	(1)	9/20/22	1,810,785	(770,545)	1,040,240
South Africa	Bank of America, N.A.	19,900	1.00	(1)	9/20/22	2,238,175	(1,255,064)	983,111
South Africa	Barclays Bank PLC	6,300	1.00	(1)	12/20/19	250,709	(122,866)	127,843
South Africa	Barclays Bank PLC	5,000	1.00	(1)	3/20/20	230,186	(77,637)	152,549
South Africa	Barclays Bank PLC	5,000	1.00	(1)	3/20/20	230,186	(88,423)	141,763
South Africa	Barclays Bank PLC	5,000	1.00	(1)	3/20/20	230,186	(126,492)	103,694
South Africa	Barclays Bank PLC	10,000	1.00	(1)	6/20/20	522,391	(375,881)	146,510
South Africa	Barclays Bank PLC	12,000	1.00	(1)	9/20/20	718,297	(411,766)	306,531
South Africa	Barclays Bank PLC	12,010	1.00	(1)	12/20/20	807,602	(213,809)	593,793
South Africa	Barclays Bank PLC	7,340	1.00	(1)	12/20/20	493,572	(138,500)	355,072
South Africa	Barclays Bank PLC	10,850	1.00	(1)	9/20/22	1,220,311	(587,540)	632,771
South Africa	Barclays Bank PLC	9,080	1.00	(1)	9/20/22	1,021,238	(527,368)	493,870
South Africa	BNP Paribas	16,830	1.00	(1)	9/20/22	1,892,889	(921,703)	971,186
South Africa	BNP Paribas	10,850	1.00	(1)	9/20/22	1,220,311	(603,668)	616,643
South Africa	Credit Suisse International	5,100	1.00	(1)	3/20/20	234,789	(86,845)	147,944
South Africa	Credit Suisse International	4,600	1.00	(1)	3/20/20	211,771	(95,294)	116,477
South Africa	Credit Suisse International	10,000	1.00	(1)	6/20/20	522,391	(366,907)	155,484
South Africa	Credit Suisse International	5,000	1.00	(1)	6/20/20	261,196	(138,249)	122,947
South Africa	Credit Suisse International	16,990	1.00	(1)	12/20/20	1,142,477	(322,783)	819,694
South Africa	Credit Suisse International	10,450	1.00	(1)	12/20/20	702,701	(256,420)	446,281
South Africa	Credit Suisse International	7,740	1.00	(1)	12/20/20	520,469	(154,527)	365,942
South Africa	Credit Suisse International	10,000	1.00	(1)	9/20/22	1,124,711	(654,884)	469,827
South Africa	Deutsche Bank AG	12,500	1.00	(1)	9/20/20	748,226	(311,981)	436,245
South Africa	Deutsche Bank AG	5,575	1.00	(1)	9/20/20	333,709	(106,156)	227,553
South Africa	Deutsche Bank AG	5,500	1.00	(1)	9/20/20	329,220	(127,196)	202,024
South Africa	Deutsche Bank AG	1,450	1.00	(1)	9/20/20	86,794	(33,565)	53,229

40	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2016

Consolidated Portfolio of Investments (Unaudited) — continued

Credit Default Swaps — Buy Protection (continued)
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
South Africa	Deutsche Bank AG	$13,005	1.00	%(1)	12/20/20	$874,510	$(241,286)	$633,224
South Africa	Deutsche Bank AG	16,940	1.00	(1)	9/20/22	1,905,261	(1,066,368)	838,893
South Africa	Deutsche Bank AG	15,200	1.00	(1)	9/20/22	1,709,561	(952,735)	756,826
South Africa	Goldman Sachs International	17,335	1.00	(1)	12/20/20	1,165,677	(328,117)	837,560
South Africa	Goldman Sachs International	8,020	1.00	(1)	12/20/20	539,298	(154,264)	385,034
South Africa	Goldman Sachs International	10,690	1.00	(1)	9/20/22	1,202,316	(652,154)	550,162
South Africa	Goldman Sachs International	8,022	1.00	(1)	12/20/22	948,723	(517,162)	431,561
South Africa	HSBC Bank USA, N.A.	7,300	1.00	(1)	12/20/22	863,335	(451,938)	411,397
South Africa	JPMorgan Chase Bank, N.A.	5,200	1.00	(1)	12/20/19	206,935	(120,232)	86,703
South Africa	JPMorgan Chase Bank, N.A.	4,590	1.00	(1)	12/20/19	182,660	(127,367)	55,293
South Africa	JPMorgan Chase Bank, N.A.	5,100	1.00	(1)	3/20/20	234,789	(85,317)	149,472
South Africa	JPMorgan Chase Bank, N.A.	5,000	1.00	(1)	3/20/20	230,186	(86,637)	143,549
South Africa	JPMorgan Chase Bank, N.A.	5,200	1.00	(1)	3/20/20	239,393	(124,516)	114,877
South Africa	JPMorgan Chase Bank, N.A.	5,000	1.00	(1)	6/20/20	261,196	(133,613)	127,583
South Africa	JPMorgan Chase Bank, N.A.	5,000	1.00	(1)	6/20/20	261,196	(189,433)	71,763
South Africa	Nomura International PLC	8,900	1.00	(1)	9/20/22	1,000,993	(478,158)	522,835
South Africa	Nomura International PLC	4,000	1.00	(1)	9/20/22	449,884	(198,075)	251,809
South Africa	Nomura International PLC	7,068	1.00	(1)	12/20/22	835,898	(448,440)	387,458
Spain	Bank of America, N.A.	15,000	1.00	(1)	6/20/20	(185,518)	(149,011)	(334,529)
Spain	Bank of America, N.A.	7,500	1.00	(1)	9/20/20	(86,827)	(253,497)	(340,324)
Spain	Barclays Bank PLC	11,400	1.00	(1)	3/20/20	(144,676)	(53,185)	(197,861)
Spain	Barclays Bank PLC	10,000	1.00	(1)	6/20/20	(123,679)	(352,086)	(475,765)
Spain	Barclays Bank PLC	7,412	1.00	(1)	9/20/20	(85,808)	(317,459)	(403,267)
Spain	Barclays Bank PLC	4,700	1.00	(1)	12/20/20	(50,769)	(222,726)	(273,495)
Spain	Barclays Bank PLC	44,330	1.00	(1)	12/20/20	(478,848)	(2,132,483)	(2,611,331)
Spain	Citibank, N.A.	2,500	1.00	(1)	3/20/20	(31,727)	(54,845)	(86,572)
Spain	Citibank, N.A.	11,400	1.00	(1)	3/20/20	(144,676)	(121,443)	(266,119)
Spain	Citibank, N.A.	5,000	1.00	(1)	9/20/20	(57,884)	(124,183)	(182,067)
Spain	Deutsche Bank AG	9,200	1.00	(1)	3/20/20	(116,756)	(92,547)	(209,303)
Spain	Deutsche Bank AG	10,000	1.00	(1)	6/20/20	(123,679)	(220,904)	(344,583)
Spain	Deutsche Bank AG	13,950	1.00	(1)	6/20/20	(172,532)	(408,861)	(581,393)
Spain	Deutsche Bank AG	12,825	1.00	(1)	12/20/20	(138,534)	(529,091)	(667,625)
Spain	Deutsche Bank AG	23,922	1.00	(1)	12/20/20	(258,403)	(1,150,761)	(1,409,164)
Spain	Goldman Sachs International	5,000	1.00	(1)	6/20/20	(61,839)	(177,469)	(239,308)
Spain	Goldman Sachs International	8,543	1.00	(1)	9/20/20	(98,901)	(373,699)	(472,600)
Spain	JPMorgan Chase Bank, N.A.	5,000	1.00	(1)	9/20/20	(57,884)	(120,919)	(178,803)
Spain	JPMorgan Chase Bank, N.A.	15,000	1.00	(1)	9/20/20	(173,653)	(718,650)	(892,303)
Thailand	Barclays Bank PLC	7,500	0.97		9/20/19	(53,008)	—	(53,008)
Thailand	Citibank, N.A.	3,700	0.95		9/20/19	(23,606)	—	(23,606)

Total						$41,701,533	$(36,186,154)	$5,515,379

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At April 30, 2016, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $613,696,000.

41	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2016

Consolidated Portfolio of Investments (Unaudited) — continued

**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Abbreviations:

WTI	–	West Texas Intermediate

Currency Abbreviations

AED	–	United Arab Emirates Dirham
ALL	–	Albanian Lek
AOA	–	Angolan Kwanza
AUD	–	Australian Dollar
BDT	–	Bangladeshi Taka
BRL	–	Brazilian Real
CAD	–	Canadian Dollar
CNH	–	Yuan Renminbi Offshore
CNY	–	Yuan Renminbi
CRC	–	Costa Rican Colon
DOP	–	Dominican Peso
EUR	–	Euro
GBP	–	British Pound Sterling
GEL	–	Georgian Lari
HUF	–	Hungarian Forint
IDR	–	Indonesian Rupiah
INR	–	Indian Rupee
ISK	–	Icelandic Krona
JPY	–	Japanese Yen
KES	–	Kenyan Shilling

LBP	–	Lebanese Pound
LKR	–	Sri Lankan Rupee
MXN	–	Mexican Peso
NZD	–	New Zealand Dollar
OMR	–	Omani Rial
PEN	–	Peruvian Sol
PHP	–	Philippine Peso
RON	–	Romanian Leu
RSD	–	Serbian Dinar
RUB	–	Russian Ruble
SAR	–	Saudi Riyal
SEK	–	Swedish Krona
SGD	–	Singapore Dollar
THB	–	Thai Baht
TRY	–	New Turkish Lira
TWD	–	New Taiwan Dollar
UGX	–	Ugandan Shilling
USD	–	United States Dollar
ZAR	–	South African Rand
ZMW	–	Zambian Kwacha

42	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2016

Consolidated Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2016
Investments —
Securities of unaffiliated issuers, at value (identified cost, $4,301,754,183)	$4,344,574,585
Affiliated investment, at value (identified cost, $128,200,791)	128,200,791
Precious metals, at value (identified cost, $43,799,986)	26,862,643
Total Investments, at value (identified cost, $4,473,754,960)	$4,499,638,019
Cash	$24,895,128
Restricted cash*	13,184,946
Foreign currency, at value (identified cost, $33,266,604)	33,507,117
Interest and dividends receivable	68,859,753
Interest receivable from affiliated investment	52,309
Due from broker for open reverse repurchase agreements	11,251,435
Receivable for investments sold	51,295,449
Receivable for premiums on written swaptions	720,125
Receivable for variation margin on open futures contracts	2,063,089
Receivable for open forward foreign currency exchange contracts	25,489,478
Receivable for open swap contracts	38,161,770
Receivable for closed swap contracts	1,651,942
Premium paid on open non-centrally cleared swap contracts	38,504,601
Tax reclaims receivable	88,678
Total assets	$4,809,363,839

Liabilities
Cash collateral due to brokers	$4,642,447
Payable for reverse repurchase agreements	11,251,435
Written options outstanding, at value (premiums received, $20,175,213)	12,834,592
Payable for investments purchased	91,057,353
Payable for securities sold short, at value (proceeds, $20,109,381)	19,663,853
Payable for variation margin on open centrally cleared swap contracts	1,026,837
Payable for open forward foreign currency exchange contracts	125,528,119
Payable for open swap contracts	27,587,180
Payable for closed swap contracts	2,156,268
Premium received on open non-centrally cleared swap contracts	11,662,144
Payable to affiliates:
Investment adviser fee	2,004,422
Trustees’ fees	5,780
Interest payable on securities sold short	576,358
Accrued foreign capital gains taxes	382,304
Accrued expenses and other liabilities	1,096,123
Total liabilities	$311,475,215
Net Assets applicable to investors’ interest in Portfolio	$4,497,888,624

Sources of Net Assets
Investors’ capital	$4,552,322,727
Net unrealized depreciation	(54,434,103)
Total	$4,497,888,624

*	Represents restricted cash on deposit at the custodian and brokers for open derivative contracts.

43	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2016

Consolidated Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2016
Interest (net of foreign taxes, $901,121)	$115,015,774
Dividends (net of foreign taxes, $52,991)	307,944
Interest allocated from affiliated investment	918,934
Expenses allocated from affiliated investment	(40,494)
Total investment income	$116,202,158

Expenses
Investment adviser fee	$12,389,184
Trustees’ fees and expenses	34,000
Custodian fee	1,376,451
Legal and accounting services	192,930
Interest expense and fees	176,974
Interest expense on securities sold short	507,333
Miscellaneous	98,499
Total expenses	$14,775,371

Net investment income	$101,426,787

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions (net of foreign capital gains taxes of $16,807)	$(65,376,095)
Investment transactions allocated from affiliated investment	1,045
Written options and swaptions	10,946,333
Securities sold short	(436,481)
Futures contracts	(41,026,257)
Swap contracts	(11,453,458)
Foreign currency and forward foreign currency exchange contract transactions	2,042,899
Non-deliverable bond forward contracts	491,435
Net realized loss	$(104,810,579)
Change in unrealized appreciation (depreciation) —
Investments (including net decrease in accrued foreign capital gains taxes of $312,839 and net increase of $2,246,830 from precious metals)	$140,050,102
Written options and swaptions	2,354,801
Securities sold short	(634,981)
Futures contracts	6,134
Swap contracts	22,650,612
Foreign currency and forward foreign currency exchange contracts	(91,537,247)
Non-deliverable bond forward contracts	878,908
Net change in unrealized appreciation (depreciation)	$73,768,329

Net realized and unrealized loss	$(31,042,250)

Net increase in net assets from operations	$70,384,537

44	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2016

Consolidated Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
From operations —
Net investment income	$101,426,787	$203,891,394
Net realized gain (loss) from investment transactions, written options and swaptions, securities sold short, futures contracts, swap contracts, foreign currency and forward foreign currency exchange contract transactions and non-deliverable bond forward contracts	(104,810,579)	103,259,492
Net change in unrealized appreciation (depreciation) from investments, written options and swaptions, securities sold short, futures contracts, swap contracts, foreign currency, forward foreign currency exchange contracts and non-deliverable bond forward contracts	73,768,329	(218,254,185)
Net increase in net assets from operations	$70,384,537	$88,896,701
Capital transactions —
Contributions	$236,577,259	$477,420,105
Withdrawals	(560,680,939)	(415,814,534)
Net increase (decrease) in net assets from capital transactions	$(324,103,680)	$61,605,571

Net increase (decrease) in net assets	$(253,719,143)	$150,502,272

Net Assets
At beginning of period	$4,751,607,767	$4,601,105,495
At end of period	$4,497,888,624	$4,751,607,767

45	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2016

Consolidated Supplementary Data

	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2015	2014	2013	2012	2011
Ratios (as a percentage of average daily net assets):
Expenses(1)(2)	0.64	%(3)	0.67%	0.75%	0.92%	0.93%	0.75%
Net investment income	4.40	%(3)	4.37%	3.92%	3.15%	4.10%	3.22%
Portfolio Turnover	29	%(4)	66%	66%	56%	39%	33%

Total Return	1.45	%(4)	1.99%	3.78%	(0.89)%	3.46%	0.79%

Net assets, end of period (000’s omitted)	$4,497,889		$4,751,608	$4,601,105	$6,690,987	$7,220,340	$8,038,178

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	Includes interest and dividend expense, primarily on securities sold short, of 0.03%, 0.03%, 0.11%, 0.31%, 0.30% and 0.11% for the six months ended April 30, 2016 and the years ended October 31, 2015, 2014, 2013, 2012 and 2011, respectively.

(3)	Annualized.

(4)	Not annualized.

46	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2016

Notes to Consolidated Financial Statements (Unaudited)

1  Significant Accounting Policies

Global Macro Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2016, Eaton Vance Global Macro Absolute Return Fund, Eaton Vance Short Duration Strategic Income Fund and Eaton Vance International (Cayman Islands) Short Duration Strategic Income Fund held an interest of 96.5%, 3.1% and 0.4%, respectively, in the Portfolio.

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GMP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at April 30, 2016 were $55,002,988 or 1.2% of the Portfolio’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less (excluding those that are non-U.S. dollar denominated, which typically are valued by a pricing service or dealer quotes) are generally valued at amortized cost, which approximates market value.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Commodities. Precious metals are valued at the New York composite mean quotation reported by Bloomberg at the valuation time.

Derivatives. Exchange-traded options are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority for U.S. listed options or by the relevant exchange or board of trade for non-U.S. listed options. Over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Financial and commodities futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded, with adjustments for fair valuation for certain foreign financial futures contracts as described below. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Non-deliverable bond forward

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contracts are generally valued based on the current price of the underlying bond as provided by a third party pricing service and current interest rates. Swaps (other than centrally cleared) and options on interest rate swaps (“swaptions”) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Alternatively, swaptions may be valued at the valuation provided by a broker/dealer (usually the counterparty to the option), so determined using similar techniques as those employed by the pricing service. Centrally cleared swaps are valued at the daily settlement price provided by the central clearing counterparty.

Foreign Securities, Financial Futures Contracts and Currencies. Foreign securities, financial futures contracts and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities and certain exchange-traded foreign financial futures contracts generally is determined as of the close of trading on the principal exchange on which such securities and contracts trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities and certain foreign financial futures contracts to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities and foreign financial futures contracts that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities and foreign financial futures contracts to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities and foreign financial futures contracts.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution. In consideration of recent decisions rendered by European courts, the Portfolio has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the financial statements.

D  Federal and Other Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

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The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Portfolio is treated as a U.S. shareholder of the Subsidiary. As a result, the Portfolio is required to include in gross income for U.S. federal tax purposes all of the Subsidiary’s income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Portfolio.

As of April 30, 2016, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee that may be reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Consolidated Statement of Operations. Effective September 1, 2015, SSBT began imposing fees on certain uninvested cash balances and discontinued credits on cash deposit balances.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Unfunded Loan Commitments — The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. These commitments are disclosed in the accompanying Consolidated Portfolio of Investments. At April 30, 2016, the Portfolio had sufficient cash and/or securities to cover these commitments.

H  Use of Estimates — The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

J  Financial and Commodities Futures Contracts — Upon entering into a financial or commodities futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, index, commodity or currency, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial or commodities futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial or commodities futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

K  Forward Foreign Currency Exchange and Non-Deliverable Bond Forward Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. The Portfolio may also enter into non-deliverable bond forward contracts for the purchase or sale of a bond denominated in a non-deliverable foreign currency at a fixed price on a future date. For non-deliverable bond forward contracts, unrealized gains and losses, based on changes in the value of the contract, and realized gains and losses are accounted for as described above. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

L  Written Options — Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Portfolio is required to deliver an amount of cash determined by the excess of the strike price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the strike price of

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the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

M  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. As the purchaser of an index option, the Portfolio has the right to receive a cash payment equal to any depreciation in the value of the index below the strike price of the option (in the case of a put) or equal to any appreciation in the value of the index over the strike price of the option (in the case of a call) as of the valuation date of the option. If an option which the Portfolio had purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option on a security, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.

N  Interest Rate Swaps — Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared swaps, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment.

Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.

O  Cross-Currency Swaps — Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

P  Credit Default Swaps — When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 5 and 9. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in

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the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked-to-market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

Q  Swaptions — A purchased swaption contract grants the Portfolio, in return for payment of the purchase price, the right, but not the obligation, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. When the Portfolio purchases a swaption, the premium paid to the writer is recorded as an investment and subsequently marked-to-market to reflect the current value of the swaption. A written swaption gives the Portfolio the obligation, if exercised by the purchaser, to enter into a swap contract according to the terms of the underlying agreement. When the Portfolio writes a swaption, the premium received by the Portfolio is recorded as a liability and subsequently marked-to-market to reflect the current value of the swaption. When a swaption is exercised, the cost of the swap is adjusted by the amount of the premium paid or received. When a swaption expires or an unexercised swaption is closed, a gain or loss is recognized in the amount of the premium paid or received, plus the cost to close. The Portfolio’s risk for purchased swaptions is limited to the premium paid. The writer of a swaption bears the risk of unfavorable changes in the preset terms of the underlying swap contract. Purchased swaptions traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.

R  Repurchase Agreements — A repurchase agreement is the purchase by the Portfolio of securities from a counterparty in exchange for cash that is coupled with an agreement to resell those securities to the counterparty at a specified date and price. When a repurchase agreement is entered, the Portfolio typically receives securities with a value that equals or exceeds the repurchase price, including any accrued interest earned on the agreement. The value of such securities will be marked-to-market daily, and cash or additional securities will be exchanged between the parties as needed. Except in the case of a repurchase agreement entered to settle a short sale, the value of the securities delivered to the Portfolio will be at least equal to 90% of the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered to settle a short sale may provide that the cash purchase price paid by the Portfolio is more than the value of purchased securities that effectively collateralize the repurchase price payable by the counterparty. Since in such a transaction, the Portfolio normally will have used the purchased securities to settle the short sale, the Portfolio will segregate liquid assets equal to the marked-to-market value of the purchased securities that it is obligated to return to the counterparty under the repurchase agreement. In the event of insolvency of the counterparty to a repurchase agreement, recovery of the repurchase price owed to the Portfolio may be delayed. Such an insolvency also may result in a loss to the extent that the value of the purchased securities decreases during the delay or that value has otherwise not been maintained at an amount at least equal to the repurchase price.

S  Reverse Repurchase Agreements — Under a reverse repurchase agreement, the Portfolio temporarily transfers possession of a portfolio security to another party, such as a bank or broker/dealer, in return for cash. At the same time, the Portfolio agrees to repurchase the security at an agreed upon time and price, which reflects an interest payment. In periods of increased demand for a security, the Portfolio may receive a payment from the counterparty for the use of the security, which is recorded as interest income. Because the Portfolio retains effective control over the transferred security, the transaction is accounted for as a secured borrowing. The Portfolio may enter into such agreements when it believes it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. When the Portfolio enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Portfolio’s assets. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds (and the counterparty making a loan), they constitute a form of leverage. The Portfolio segregates cash or liquid assets equal to its obligation to repurchase the security. During the term of the agreement, the Portfolio may also be obligated to pledge additional cash and/or securities in the event of a decline in the fair value of the transferred security. In the event the counterparty to a reverse repurchase agreement becomes insolvent, recovery of the security transferred by the Portfolio may be delayed or the Portfolio may incur a loss equal to the amount by which the value of the security transferred by the Portfolio exceeds the repurchase price payable by the Portfolio.

T  Securities Sold Short — A short sale is a transaction in which the Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer with an obligation to replace such borrowed security at a later date. When making a short sale, the Portfolio segregates liquid assets with the custodian equal to its obligations under the short sale. Until the security is replaced, the Portfolio is required to repay the lender any dividends or interest, which accrue during the period of the loan. The proceeds received from a short sale are recorded as a liability and the Portfolio records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. A gain, limited to the price at which the Portfolio sold the security short, or a loss, potentially unlimited as there is no upward limit on the price of a security, is recorded when the short position is terminated. Interest and dividends payable on securities sold short are recorded as an expense.

U  Interim Consolidated Financial Statements — The interim consolidated financial statements relating to April 30, 2016 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the consolidated financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio and the Subsidiary. Pursuant to the investment advisory agreement between the Portfolio and BMR and the investment advisory agreement between the Subsidiary and BMR, the Portfolio and Subsidiary each pay BMR a fee at an annual rate of 0.615% of its respective average daily

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net assets up to $500 million, 0.595% from $500 million but less than $1 billion, 0.575% from $1 billion but less than $1.5 billion, 0.555% from $1.5 billion but less than $2 billion, 0.520% from $2 billion but less than $3 billion, and 0.490% of average daily net assets of $3 billion or more, and is payable monthly. In determining the investment adviser fee for the Portfolio and Subsidiary, the applicable advisory fee rate is based on the average daily net assets of the Portfolio (inclusive of its interest in the Subsidiary). Such fee rate is then assessed separately on the Portfolio’s average daily net assets (exclusive of its interest in the Subsidiary) and the Subsidiary’s average daily net assets to determine the amount of the investment adviser fee. For the six months ended April 30, 2016, the Portfolio’s investment adviser fee amounted to $12,389,184 or 0.54% (annualized) of the Portfolio’s consolidated average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2016, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and securities sold short for the six months ended April 30, 2016 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$1,514,061,744	$947,273,571
U.S. Government and Agency Securities	—	162,377,066

	$1,514,061,744	$1,109,650,637

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio, including the Portfolio’s investment in the Subsidiary, at April 30, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$4,640,427,684

Gross unrealized appreciation	$116,688,701
Gross unrealized depreciation	(235,623,147)

Net unrealized depreciation	$(118,934,446)

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options and swaptions, forward foreign currency exchange contracts, non-deliverable bond forward contracts, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2016 is included in the Consolidated Portfolio of Investments. At April 30, 2016, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

52

Global Macro Portfolio

April 30, 2016

Notes to Consolidated Financial Statements (Unaudited) — continued

Written options and swaptions activity for the six months ended April 30, 2016 was as follows:

	Numbers of Contracts	Principal Amount of Contracts (000’s omitted)				Notional Amount — Swaptions (000’s omitted)	Premiums Received
Currency		CNH	EUR	GBP	JPY	USD	USD

Outstanding, beginning of period	603	870,612	224,129	61,337	8,384,400	75,563	49,378,427
Options written	—	—	63,991	—	16,809,056	—	5,921,905
Options terminated in closing purchase transactions	(326)	(210,474)	(110,002)	—	—	(75,563)	(24,898,911)
Options expired	(277)	—	—	(61,337)	(25,193,456)	—	(10,226,208)

Outstanding, end of period	—	660,138	178,118	—	—	—	20,175,213

CNH	–	Yuan Renminbi Offshore
EUR	–	Euro
GBP	–	British Pound Sterling
JPY	–	Japanese Yen
USD	–	United States Dollar

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk:  The Portfolio invests in commodities-linked derivative instruments, including commodity futures contracts and options thereon, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative instruments are used to enhance total return and/or as a substitute for the purchase or sale of commodities.

Credit Risk:  The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return.

Equity Price Risk:  The Portfolio enters into equity index futures contracts and options thereon to enhance total return and/or to manage certain investment risks.

Foreign Exchange Risk:  The Portfolio engages in forward foreign currency exchange contracts, currency options and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk:  The Portfolio utilizes various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts, interest rate swaps and swaptions and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates, and/or to change the effective duration of its portfolio.

The Portfolio enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2016, the fair value of derivatives with credit-related contingent features in a net liability position was $159,178,592. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $46,937,105 at April 30, 2016.

The OTC derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. The Portfolio is not subject to counterparty credit risk with respect to its written options and swaptions as the Portfolio, not the counterparty, is obligated to perform under such derivatives. To mitigate this risk, the Portfolio (and Subsidiary) has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio (and Subsidiary) may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

53

Global Macro Portfolio

April 30, 2016

Notes to Consolidated Financial Statements (Unaudited) — continued

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio (and Subsidiary) and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Consolidated Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Consolidated Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at April 30, 2016 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 9) at April 30, 2016. Because the Subsidiary is not registered under the 1940 Act, it may not be able to negotiate terms with its counterparties that are equivalent to those a registered portfolio may negotiate. As a result, the Subsidiary may have greater exposure to those counterparties than a registered portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2016 was as follows:

	Fair Value
Consolidated Statement of Assets and Liabilities Caption	Commodity	Credit	Equity Price	Foreign Exchange	Interest Rate	Total

Securities of unaffiliated issuers, at value	$291,720	$—	$7,132,471	$19,313,576	$—	$26,737,767
Net unrealized depreciation*	—	485,780	—	—	13,854,756	14,340,536
Receivable for open forward foreign currency exchange contracts	—	—	—	25,489,478	—	25,489,478
Receivable/payable for open swap contracts; Premium paid/received on open non-centrally cleared swap contracts	—	50,391,211	—	—	7,889,892	58,281,103

Total Asset Derivatives	$291,720	$50,876,991	$7,132,471	$44,803,054	$21,744,648	$124,848,884

Derivatives not subject to master netting or similar agreements	$291,720	$485,780	$—	$—	$13,854,756	$14,632,256

Total Asset Derivatives subject to master netting or similar agreements	$—	$50,391,211	$7,132,471	$44,803,054	$7,889,892	$110,216,628

	Commodity	Credit	Equity Price	Foreign Exchange	Interest Rate	Total

Written options outstanding, at value	$—	$—	$—	$(12,834,592)	$—	$(12,834,592)
Net unrealized depreciation*	(7,766,378)	—	(754,367)	—	(5,033,218)	(13,553,963)
Payable for open forward foreign currency exchange contracts	—	—	—	(125,528,119)	—	(125,528,119)
Payable/receivable for open swap contracts; Premium paid/received on open non-centrally cleared swap contracts	—	(11,907,169)	—	—	(8,956,887)	(20,864,056)

Total Liability Derivatives	$(7,766,378)	$(11,907,169)	$(754,367)	$(138,362,711)	$(13,990,105)	$(172,780,730)

Derivatives not subject to master netting or similar agreements	$(7,766,378)	$—	$(754,367)	$(48,175)	$(5,033,218)	$(13,602,138)

Total Liability Derivatives subject to master netting or similar agreements	$—	$(11,907,169)	$—	$(138,314,536)	$(8,956,887)	$(159,178,592)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts and centrally cleared swap contracts. Only the current day’s variation margin on open futures contracts and centrally cleared swap contracts is reported within the Consolidated Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

54

Global Macro Portfolio

April 30, 2016

Notes to Consolidated Financial Statements (Unaudited) — continued

The Portfolio’s derivative assets and liabilities at fair value by risk, which are reported gross in the Consolidated Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio (and Subsidiary) for such assets and pledged by the Portfolio (and Subsidiary) for such liabilities as of April 30, 2016.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received (a)	Net Amount of Derivative Assets(b)

Australia and New Zealand Banking Group Limited	$571,494	$(571,494)	$—	$—	$—
Bank of America, N.A.	13,436,373	(7,946,879)	(5,489,494)	—	—
Barclays Bank PLC	7,496,001	(3,255,610)	—	(4,240,391)	—
BNP Paribas	5,101,521	(5,101,521)	—	—	—
Citibank, N.A.	3,536,540	(3,536,540)	—	—	—
Credit Suisse International	10,457,577	(9,882,846)	(574,731)	—	—
Deutsche Bank AG	22,344,935	(22,344,935)	—	—	—
Goldman Sachs International	23,605,665	(21,371,646)	(2,234,019)	—	—
HSBC Bank USA, N.A.	969,789	(109,911)	(859,878)	—	—
ICBC Standard Bank plc	69,263	(69,263)	—	—	—
JPMorgan Chase Bank, N.A.	5,502,344	(5,502,344)	—	—	—
Morgan Stanley & Co. International PLC	169,014	(169,014)	—	—	—
Nomura International PLC	3,160,535	(1,541,930)	(1,618,605)	—	—
Standard Chartered Bank	13,700,897	(13,700,897)	—	—	—
UBS AG	94,680	—	—	—	94,680

	$110,216,628	$(95,104,830)	$(10,776,727)	$(4,240,391)	$94,680

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

Australia and New Zealand Banking Group Limited	$(4,878,982)	$571,494	$4,289,567	$—	$(17,921)
Bank of America, N.A.	(7,946,879)	7,946,879	—	—	—
Barclays Bank PLC	(3,255,610)	3,255,610	—	—	—
BNP Paribas	(14,489,674)	5,101,521	9,388,153	—	—
Citibank, N.A.	(15,512,586)	3,536,540	5,458,313	—	(6,517,733)
Credit Suisse International	(9,882,846)	9,882,846	—	—	—
Deutsche Bank AG	(24,698,652)	22,344,935	—	—	(2,353,717)
Goldman Sachs International	(21,371,646)	21,371,646	—	—	—
HSBC Bank USA, N.A.	(109,911)	109,911	—	—	—
ICBC Standard Bank plc	(1,046,379)	69,263	861,400	—	(115,716)
JPMorgan Chase Bank, N.A.	(7,354,646)	5,502,344	1,516,208	—	(336,094)
Morgan Stanley & Co. International PLC	(521,745)	169,014	352,731	—	—
Nomura International PLC	(1,541,930)	1,541,930	—	—	—
Standard Chartered Bank	(45,602,062)	13,700,897	22,256,217	—	(9,644,948)
The Bank of Nova Scotia	(965,044)	—	—	—	(965,044)

	$(159,178,592)	$95,104,830	$44,122,589	$—	$(19,951,173)

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

55

Global Macro Portfolio

April 30, 2016

Notes to Consolidated Financial Statements (Unaudited) — continued

Information with respect to repurchase and reverse repurchase agreements at April 30, 2016 is included at Note 7.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations by risk exposure for the six months ended April 30, 2016 was as follows:

Consolidated Statement of Operations Caption	Commodity	Credit	Equity Price	Foreign Exchange	Interest Rate

Net realized gain (loss) —
Investment transactions	$—	$—	$(3,142,958)	$(6,586,839)	$974,269
Futures contracts	21,165,108	—	(6,534,053)	—	(55,657,312)
Written options and swaptions	—	—	2,287,150	7,939,058	720,125
Swap contracts	—	(13,563,087)	—	—	2,109,629
Foreign currency and forward foreign currency exchange contract transactions	—	—	—	4,027,438	—
Non-deliverable bond forward contracts	—	—	—	—	491,435

Total	$21,165,108	$(13,563,087)	$(7,389,861)	$5,379,657	$(51,361,854)

Change in unrealized appreciation (depreciation) —
Investments	$(80,432)	$—	$(18,386)	$(9,163,131)	$439,451
Futures contracts	(16,304,065)	—	(2,043,733)	—	18,353,932
Written options and swaptions	—	—	(20,434)	2,885,548	(510,313)
Swap contracts	—	6,779,523	—	—	15,871,089
Foreign currency and forward foreign currency exchange contracts	—	—	—	(92,912,612)	—
Non-deliverable bond forward contracts	—	—	—	—	878,908

Total	$(16,384,497)	$6,779,523	$(2,082,553)	$(99,190,195)	$35,033,067

The average notional amounts of derivative contracts outstanding during the six months ended April 30, 2016, which are indicative of the volume of these derivative types, were as follows:

Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts	Non-deliverable Bond Forward Contracts	Interest Rate Swaptions Purchased	Swap Contracts

$124,823,000	$2,164,503,000	$5,199,749,000	$3,675,000	$33,061,000	$5,255,049,000

The average principal amount of purchased currency options contracts and average number of purchased index options contracts outstanding during the six months ended April 30, 2016, which are indicative of the volume of these derivative types, were approximately $807,172,000 and 1,634 contracts, respectively.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 2, 2016. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2016.

56

Global Macro Portfolio

April 30, 2016

Notes to Consolidated Financial Statements (Unaudited) — continued

7  Reverse Repurchase Agreements

Reverse repurchase agreements outstanding as of April 30, 2016 were as follows:

Counterparty	Trade Date	Maturity Date	Interest Rate Paid (Received)	Principal Amount	Value Including Accrued Interest	Non-U.S. Sovereign Debt Securities Pledged as Collateral

JPMorgan Chase Bank, N.A.	4/29/16	5/11/16	10.50%	RUB 728,783,600	$11,251,435	$11,258,093

RUB	–	Russian Ruble

At April 30, 2016, the remaining contractual maturity of all reverse repurchase agreements was less than 30 days.

For the six months ended April 30, 2016, the average borrowings under settled reverse repurchase agreements and the average interest rate received were approximately $13,457,000 and 1.10%, respectively. Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at April 30, 2016. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy (see Note 9) at April 30, 2016.

Repurchase agreements and reverse repurchase agreements entered into by the Portfolio are subject to Master Repurchase Agreements (MRA), which permit the Portfolio, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Portfolio.

The following tables present the Portfolio’s repurchase and reverse repurchase agreements net of amounts available for offset under an MRA and net of the related collateral received and/or pledged by the Portfolio as of April 30, 2016.

Counterparty	Repurchase Agreements	Liabilities Available for Offset	Securities Collateral Received(a)	Net Amount(b)

Bank of America, N.A.	$21,011,103	$—	$(20,261,287)	$749,816
JPMorgan Chase Bank, N.A.	11,251,435	(11,251,435)	—	—

	$32,262,538	$(11,251,435)	$(20,261,287)	$749,816

Counterparty	Reverse Repurchase Agreements	Assets Available for Offset	Securities Collateral Pledged(a)	Net Amount(c)

JPMorgan Chase Bank, N.A.	$(11,251,435)	$11,251,435	$—	$—

	$(11,251,435)	$11,251,435	$—	$—

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

8  Risks Associated with Foreign Investments

The Portfolio’s investments in foreign instruments can be adversely affected by changes in currency exchange rates and political, economic and market developments abroad. In emerging or less developed countries, these risks can be more significant. Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries. Emerging market countries may have relatively unstable governments and economies. Emerging market investments often are subject to speculative trading, which typically contributes to volatility.

The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Economic data as reported by foreign governments and other issuers may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a foreign government to renegotiate defaulted debt may be limited.

57

Global Macro Portfolio

April 30, 2016

Notes to Consolidated Financial Statements (Unaudited) — continued

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2016, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Foreign Government Bonds	$—	$3,510,006,927	$—	$3,510,006,927
Foreign Corporate Bonds	—	88,638,505	—	88,638,505
Sovereign Loans (Less Unfunded Loan Commitments)	—	17,030,000	59,847,934	76,877,934
Corporate Bonds & Notes	—	588,648	—	588,648
Collateralized Mortgage Obligations	—	42,433,281	—	42,433,281
Mortgage Pass-Throughs	—	368,647,320	—	368,647,320
U.S. Treasury Obligations	—	1,960,899	—	1,960,899
Common Stocks	24,569,274	31,641,198 **	—	56,210,472
Investment Funds	—	8,691,527	—	8,691,527
Precious Metals	26,862,643	—	—	26,862,643
Currency Options Purchased	—	19,313,576	—	19,313,576
Call Options Purchased	291,720	7,132,471	—	7,424,191
Short-Term Investments —
Foreign Government Securities	—	56,644,067	—	56,644,067
U.S. Treasury Obligations	—	74,874,700	—	74,874,700
Repurchase Agreements	—	32,262,538	—	32,262,538
Other	—	128,200,791	—	128,200,791

Total Investments	$51,723,637	$4,388,066,448	$59,847,934	$4,499,638,019

Forward Foreign Currency Exchange Contracts	$—	$25,489,478	$—	$25,489,478
Futures Contracts	1,758,118	—	—	1,758,118
Swap Contracts	—	71,289,093	—	71,289,093

Total	$53,481,755	$4,484,845,019	$59,847,934	$4,598,174,708

Liability Description

Currency Options Written	$—	$(12,834,592)	$—	$(12,834,592)
Securities Sold Short	—	(19,663,853)	—	(19,663,853)
Forward Foreign Currency Exchange Contracts	—	(125,528,119)	—	(125,528,119)
Futures Contracts	(11,213,511)	(446,116)	—	(11,659,627)
Swap Contracts	—	(22,841,682)	—	(22,841,682)

Total	$(11,213,511)	$(181,314,362)	$—	$(192,527,873)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

58

Global Macro Portfolio

April 30, 2016

Notes to Consolidated Financial Statements (Unaudited) — continued

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2016 is not presented. At April 30, 2016, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

59

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2016

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised, administered and/or distributed by Eaton Vance Management or its affiliates (the “Eaton Vance Funds”) held on April 26, 2016, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2016. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•	A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized groups of peer funds identified by the adviser in consultation with the Board;

•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•	Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

60

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2016

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2016, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, sixteen, four, nine and eleven times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Eaton Vance Global Macro Absolute Return Fund (the “Fund”) with Eaton Vance Management (“EVM”), as well as the investment advisory agreement of Global Macro Portfolio (the “Portfolio”), the portfolio in which the Fund invests, with Boston Management and Research (“BMR”), an affiliate of EVM (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to herein as the “Adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements for the Fund and the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and to the Portfolio by the applicable Adviser.

The Board considered each Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund and the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and the Portfolio. The Board considered the Adviser’s expertise with respect to global markets and in-house research capabilities. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of each Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund and the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund and the Portfolio, including the provision of administrative services.

The Board noted that, under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it would receive a fee, or in the Portfolio, for which it receives no separate fee but for which BMR receives an advisory fee from the Portfolio. The

61

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2016

Board of Trustees’ Contract Approval — continued

Board considered the potential benefits to the Fund of the ability to make direct investments, such as an improved ability to manage the Fund’s general market exposures, either by investing in specific securities or through the use of certain derivatives.

The Board considered the compliance programs of each Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of each Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by EVM and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices, as well as a customized peer group of similarly managed funds. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2015 for the Fund. In considering the relative underperformance of the Fund over the longer term, the Board noted that the Fund’s performance record had improved relative to its peers in more recent periods. On the basis of the foregoing and other relevant information provided by the Adviser in response to inquiries from the Contract Review Committee, the Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for a one year period ended September 30, 2015, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board noted that the Portfolio has established a wholly-owned subsidiary to accommodate the Portfolio’s commodity-related investments. The subsidiary is managed by BMR pursuant to a separate investment advisory agreement that is subject to annual approval by the Board. The subsidiary’s fee rates are the same as those charged to the Portfolio, and the Portfolio will not pay any additional management fees with respect to its assets invested in the subsidiary. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by each Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by each Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to each Adviser as a result of securities transactions effected for the Fund and the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of each Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

62

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2016

Officers and Trustees

Officers of Eaton Vance Global Macro Absolute Return Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of Global Macro Portfolio

Michael A. Cirami

President

Payson F. Swaffield

Vice President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Global Macro Absolute Return Fund and Global Macro Portfolio

Ralph F. Verni

Chairperson

William H. Park

Vice-Chairperson

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

*	Interested Trustee

63

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

64

Investment Adviser of Global Macro Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance Global Macro Absolute Return Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7757 4.30.16

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Macro Portfolio

By:	/s/ Michael A. Cirami
Michael A. Cirami
President

Date:	June 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	June 21, 2016

By:	/s/ Michael A. Cirami
Michael A. Cirami
President

Date:	June 21, 2016